Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (3.5%)
*	ROBLOX Corp. Class A	7,395,618	418,296
*,1	AST SpaceMobile Inc. Class A	2,785,053	230,797
*	Liberty Media Corp.-Liberty Formula One Class C	2,516,133	213,922
*	Reddit Inc. Class A	1,436,016	193,360
	New York Times Co. Class A	1,804,478	151,089
*	Roku Inc.	1,461,741	138,310
*	Pinterest Inc. Class A	6,544,049	120,018
	Match Group Inc.	2,636,377	80,963
*	Lumen Technologies Inc.	10,540,101	73,254
*	Liberty Broadband Corp. Class C	1,331,112	66,955
*	Madison Square Garden Sports Corp.	200,871	64,560
*	Versant Media Group Inc.	1,623,895	60,117
	Nexstar Media Group Inc. Class A	318,463	57,588
*	Snap Inc. Class A	12,353,673	56,827
	Sirius XM Holdings Inc.	2,093,284	48,313
	Telephone & Data Systems Inc.	1,097,175	46,191
	Warner Music Group Corp. Class A	1,641,246	41,917
*	Globalstar Inc.	566,138	37,603
*	Sphere Entertainment Co.	297,344	34,908
	Cinemark Holdings Inc.	1,153,511	32,898
	Iridium Communications Inc.	1,170,466	32,469
*	Cargurus Inc. Class A	906,013	30,850
*	IAC Inc.	726,303	29,074
*	Madison Square Garden Entertainment Corp. Class A	450,818	26,558
*	Lionsgate Studios Corp.	2,555,431	24,507
*	Liberty Global Ltd. Class C	1,791,652	21,016
*	Liberty Media Corp.-Liberty Formula One Class A	249,171	19,455
*	Liberty Global Ltd. Class A	1,583,157	19,140
*	Magnite Inc.	1,600,915	19,019
	Uniti Group Inc.	1,997,831	18,740
*	Ziff Davis Inc.	440,925	18,501
*	ZoomInfo Technologies Inc. Class A	2,993,185	17,899
	John Wiley & Sons Inc. Class A	447,375	17,045
*,1	Trump Media & Technology Group Corp.	1,793,797	16,646
*	Yelp Inc. Class A	655,535	16,218
*	Atlanta Braves Holdings Inc. Class C	351,086	14,991
*	DoubleVerify Holdings Inc.	1,486,279	14,120
*	TripAdvisor Inc.	1,277,408	13,617
*	GCI Liberty Inc. Class C	363,796	13,537
*,1	Atlanta Braves Holdings Inc. Class A	261,731	12,341
	IDT Corp. Class B	227,799	11,185
*,1	Liberty Latin America Ltd. Class C	1,255,948	11,077
	Scholastic Corp.	256,539	10,020
	Cogent Communications Holdings Inc.	528,809	9,963
*	USA TODAY Co. Inc.	1,385,765	9,770
*	Liberty Broadband Corp. Class A	188,935	9,488
*	Clear Channel Outdoor Holdings Inc.	3,556,185	8,428
*	Anterix Inc.	210,672	8,046
	Shenandoah Telecommunications Co.	504,719	7,783
*	QuinStreet Inc.	641,471	7,704
*	Stagwell Inc. Class A	1,220,439	7,677
	Array Digital Infrastructure Inc.	161,316	7,443
*,1	NIQ Global Intelligence plc	568,755	6,467
*,1	Rumble Inc.	1,242,146	6,335
*,1	Grindr Inc.	494,934	5,984
*	Bandwidth Inc. Class A	325,971	5,809
*,1	AMC Entertainment Holdings Inc. Class A	5,854,538	5,737
	Sinclair Inc.	440,409	5,699
*,1	Cars.com Inc.	636,091	5,165
*	Cable One Inc.	52,656	4,803
*	EverQuote Inc. Class A	311,163	4,798
	Shutterstock Inc.	276,763	4,597

		Shares	Market Value ($000)
*,1	Ibotta Inc. Class A	151,985	4,555
*	Liberty Latin America Ltd. Class A	524,586	4,532
	Marcus Corp.	248,234	4,262
	Gray Media Inc.	977,729	4,243
*	iHeartMedia Inc. Class A	1,391,778	4,064
*	Optimum Communications Inc. Class A	2,932,920	3,813
*	Reservoir Media Inc.	386,403	3,783
*	Nextdoor Holdings Inc.	2,543,191	3,560
*	Gogo Inc.	884,348	3,555
*	MediaAlpha Inc. Class A	373,328	3,472
*	PubMatic Inc. Class A	397,031	3,248
	National CineMedia Inc.	1,025,793	3,129
*,1	fuboTV Inc. Class A	324,070	3,066
	ATN International Inc.	109,981	2,994
*	EW Scripps Co. Class A	774,807	2,882
*	Bumble Inc. Class A	879,726	2,868
*,1	Angel Studios Inc. Class A	936,556	2,856
*	Boston Omaha Corp. Class A	240,383	2,808
*	Angi Inc. Class A	368,029	2,521
	Spok Holdings Inc.	225,209	2,455
*	AMC Networks Inc. Class A	352,145	2,391
*,1	Stubhub Holdings Inc. Class A	357,556	2,231
	Entravision Communications Corp. Class A	703,404	2,089
*,1	Webtoon Entertainment Inc.	207,989	1,911
	Playtika Holding Corp.	671,598	1,867
	Starz Entertainment Corp.	141,321	1,625
*	GCI Liberty Inc. Class A	36,655	1,351
*	TechTarget Inc.	336,425	1,305
*	Thryv Holdings Inc.	445,591	1,221
*	DHI Group Inc.	425,503	1,196
*	ZipRecruiter Inc. Class A	648,858	1,194
	CuriosityStream Inc.	362,841	1,074
*	MNTN Inc. Class A	118,707	1,045
*	Advantage Solutions Inc.	46,429	982
	Townsquare Media Inc. Class A	147,938	803
*	Lee Enterprises Inc.	90,254	777
*	KORE Group Holdings Inc.	79,999	722
[1]	Emerald Holding Inc.	158,438	715
	Saga Communications Inc. Class A	54,998	643
*	Marchex Inc. Class B	412,330	639
*	Cardlytics Inc.	558,147	586
*	Fluent Inc.	182,727	577
[1]	John Wiley & Sons Inc. Class B	14,522	558
*	LiveOne Inc.	107,105	546
*,1	Vivid Seats Inc. Class A	87,573	518
*	Gaia Inc. Class A	180,296	499
*	Playstudios Inc.	1,036,399	486
*	IZEA Worldwide Inc.	134,966	474
*	Travelzoo	72,864	431
*	Cineverse Corp. Class A	155,872	374
*,1	Getty Images Holdings Inc.	441,965	351
	Zedge Inc. Class B	110,600	324
*	Skillz Inc. Class A	121,309	314
*	Creative Realities Inc.	88,730	305
*,1	GameSquare Holdings Inc.	1,079,762	292
*	Arena Group Holdings Inc.	128,397	279
*	Kartoon Studios Inc.	429,130	268
*	comScore Inc.	36,231	251
*	Giftify Inc.	220,788	221
*	Teads Holding Co.	331,381	218
*,1	Nomadar Corp. Class A	53,155	217
*	Reading International Inc. Class A	186,737	211
*,1	LQR House Inc.	200,114	195
*	Meridian Holdings Inc.	26,303	190
*,1	PSQ Holdings Inc. Class A	330,638	175
*	Harte Hanks Inc.	69,145	157
*	Liberty Global Ltd. Class B	12,195	154
*	Stran & Co. Inc.	88,157	145
*	BuzzFeed Inc. Class A	196,861	120
*	Bloomia Holdings Inc.	29,185	115

		Shares	Market Value ($000)
*,1	Motorsport Games Inc. Class A	28,111	115
*	SurgePays Inc.	148,927	112
*	PodcastOne Inc.	53,033	108
*	Intelligent Protection Management Corp.	68,550	105
*	Dolphin Entertainment Inc.	65,946	97
*	SPAR Group Inc.	142,891	89
*,1	Gaxos.ai Inc.	64,603	78
*	Elauwit Connection Inc.	12,118	72
*,1	System1 Inc.	20,063	61
*	Moving Image Technologies Inc.	112,222	58
*,1	iQSTEL Inc.	36,745	58
*,1	Urban One Inc. Class A	9,787	57
*	Urban One Inc.	7,178	39
*	NextPlat Corp.	103,199	38
*	Reading International Inc. Class B	3,598	32
*,1	Society Pass Inc.	70,700	31
*	Mediaco Holding Inc. Class A	32,591	21
*	Hwh International Inc.	17,751	19
*	Eva Live Inc.	4,842	18
*,1	Treasure Global Inc.	3,416	12
*	Snail Inc. Class A	16,771	9
*,1	Beasley Broadcast Group Inc. Class A	2,298	8
*,1	Brag House Holdings Inc.	8,757	2
			2,832,844
Consumer Discretionary (9.8%)
*	Coupang Inc.	15,108,189	285,243
*	Burlington Stores Inc.	695,038	226,151
*	Flutter Entertainment plc	1,959,070	199,727
	Somnigroup International Inc.	2,346,196	173,431
	Dick's Sporting Goods Inc.	742,093	147,150
	Toll Brothers Inc.	1,058,380	144,437
*	Five Below Inc.	616,278	140,807
*	Rivian Automotive Inc. Class A	9,127,983	137,376
	Service Corp. International	1,555,518	128,346
	BorgWarner Inc.	2,313,683	125,540
	Texas Roadhouse Inc. Class A	739,078	122,051
*	DraftKings Inc. Class A	5,534,162	119,649
	Aramark	2,935,905	119,022
*	TopBuild Corp.	311,984	109,600
*,1	GameStop Corp. Class A	4,607,572	106,158
	Murphy USA Inc.	188,848	93,285
*	Cava Group Inc.	1,115,124	90,214
*	Wayfair Inc. Class A	1,194,494	89,838
	LKQ Corp.	2,858,585	83,957
*	SharkNinja Inc.	789,164	83,572
	Autoliv Inc.	767,964	80,759
*	Dutch Bros Inc. Class A	1,419,214	71,897
*	Brinker International Inc.	486,494	69,457
*	Planet Fitness Inc. Class A	926,893	68,942
	Lear Corp.	566,915	68,642
	Wyndham Hotels & Resorts Inc.	844,551	68,603
	Lithia Motors Inc. Class A	270,833	67,632
	Installed Building Products Inc.	253,042	67,094
	Churchill Downs Inc.	739,814	66,457
[1]	Hyatt Hotels Corp. Class A	461,612	66,375
*	CarMax Inc.	1,585,646	65,931
*	Taylor Morrison Home Corp. Class A	1,092,395	63,621
*	Chewy Inc. Class A	2,354,984	63,585
*	Ollie's Bargain Outlet Holdings Inc.	685,781	63,119
	VF Corp.	3,672,248	62,391
	Gap Inc.	2,534,454	61,334
*,1	Floor & Decor Holdings Inc. Class A	1,205,108	61,219
*	Caesars Entertainment Inc.	2,281,867	60,310
*	Mohawk Industries Inc.	580,518	57,158
*	AutoNation Inc.	291,029	56,826
*	Etsy Inc.	1,103,419	55,149
	Macy's Inc.	2,969,869	53,725
	Gentex Corp.	2,446,212	53,450
	Boyd Gaming Corp.	644,545	52,969

		Shares	Market Value ($000)
	Brunswick Corp.	726,570	52,865
*	Grand Canyon Education Inc.	308,802	52,506
*	Laureate Education Inc.	1,497,758	52,182
*	Bright Horizons Family Solutions Inc.	631,935	51,901
	Vail Resorts Inc.	399,872	51,312
*	Mattel Inc.	3,476,280	50,510
*	Boot Barn Holdings Inc.	340,145	49,784
	Travel + Leisure Co.	717,724	49,659
	Wingstop Inc.	310,633	48,139
*	Valvoline Inc.	1,421,930	47,891
*	Liberty Live Holdings Inc. Class C	505,204	47,545
	Thor Industries Inc.	590,687	47,190
*	Abercrombie & Fitch Co. Class A	512,720	46,847
*	Crocs Inc.	561,732	46,635
	Meritage Homes Corp.	746,867	46,186
*	Champion Homes Inc.	617,930	45,955
*	Life Time Group Holdings Inc.	1,700,109	45,801
	H&R Block Inc.	1,416,893	44,972
*	Covista Inc.	385,765	44,459
*	Tri Pointe Homes Inc.	942,989	44,066
*	Duolingo Inc. Class A	446,689	44,030
	Group 1 Automotive Inc.	131,847	43,593
	Bath & Body Works Inc.	2,288,926	42,734
*	Frontdoor Inc.	805,005	42,553
*	Asbury Automotive Group Inc.	217,221	42,447
	Dana Inc.	1,254,694	42,220
	Academy Sports & Outdoors Inc.	744,285	42,015
*	Cavco Industries Inc.	86,734	42,004
*	Victoria's Secret & Co.	897,292	41,598
*	Stride Inc.	469,852	41,427
	Patrick Industries Inc.	371,953	41,313
	Kontoor Brands Inc.	571,695	40,184
	Graham Holdings Co. Class B	37,954	40,127
*	Shake Shack Inc. Class A	449,511	39,768
	Signet Jewelers Ltd.	454,033	38,429
[1]	Whirlpool Corp.	707,923	38,171
*	Urban Outfitters Inc.	600,850	38,064
	ADT Inc.	5,676,808	37,297
	KB Home	706,474	36,560
*	M/I Homes Inc.	292,146	35,773
	PVH Corp.	511,166	35,659
	Advance Auto Parts Inc.	670,581	35,373
*	QuantumScape Corp. Class A	5,217,043	33,285
	LCI Industries	270,595	33,278
	Polaris Inc.	596,100	32,487
*	Dorman Products Inc.	310,805	32,436
*	YETI Holdings Inc.	868,736	31,787
	Penske Automotive Group Inc.	206,064	30,811
	American Eagle Outfitters Inc.	1,760,765	29,405
	Phinia Inc.	422,996	28,950
	Red Rock Resorts Inc. Class A	541,477	28,893
	Acushnet Holdings Corp.	307,895	28,782
	Cheesecake Factory Inc.	512,403	28,054
	Visteon Corp.	305,358	27,821
	Steven Madden Ltd.	811,449	27,524
	Garrett Motion Inc.	1,475,629	26,812
	Harley-Davidson Inc.	1,318,259	26,655
*	Liberty Live Holdings Inc. Class A	285,508	26,164
*	Hilton Grand Vacations Inc.	668,440	26,149
	OneSpaWorld Holdings Ltd.	1,138,248	26,123
*	Figs Inc. Class A	1,744,751	25,770
	Perdoceo Education Corp.	674,603	25,102
*	RH	171,975	24,046
[1]	Choice Hotels International Inc.	230,372	23,843
*	Rush Street Interactive Inc.	1,093,646	23,787
*	Capri Holdings Ltd.	1,329,678	23,429
*	Warby Parker Inc. Class A	1,111,724	23,424
*	National Vision Holdings Inc.	886,904	22,971
*	Green Brick Partners Inc.	340,129	21,921
*	Callaway Golf Co.	1,558,040	21,626

		Shares	Market Value ($000)
	Strategic Education Inc.	259,486	21,527
*	Penn Entertainment Inc.	1,425,887	21,431
*	Goodyear Tire & Rubber Co.	3,202,396	21,232
*	Universal Technical Institute Inc.	565,332	20,408
	Levi Strauss & Co. Class A	1,089,715	20,149
*	Six Flags Entertainment Corp.	1,133,984	20,128
	Marriott Vacations Worldwide Corp.	308,413	20,084
*	Peloton Interactive Inc. Class A	4,566,914	19,592
	Dillard's Inc. Class A	33,690	19,274
*	Sonos Inc.	1,350,730	18,100
*	Adient plc	875,389	17,692
	Buckle Inc.	335,850	16,913
	Century Communities Inc.	284,185	16,307
	Kohl's Corp.	1,254,615	16,185
	Newell Brands Inc.	4,676,751	16,041
*	Dauch Corp.	2,647,547	15,700
	Columbia Sportswear Co.	281,588	15,434
*	Sally Beauty Holdings Inc.	1,081,518	14,979
	Leggett & Platt Inc.	1,512,784	14,946
	Wolverine World Wide Inc.	914,732	14,928
	La-Z-Boy Inc.	459,190	14,758
	Carter's Inc.	408,083	14,593
*,1	Lucid Group Inc. Class A	1,520,218	14,488
	Winmark Corp.	33,207	14,198
*,1	Sharplink Inc.	2,198,272	14,179
*	Lincoln Educational Services Corp.	328,872	13,379
*	GigaCloud Technology Inc. Class A	289,988	13,160
*,1	Under Armour Inc. Class C	2,240,716	12,974
	Monarch Casino & Resort Inc.	135,192	12,924
*	Mobileye Global Inc. Class A	1,852,550	12,727
*	XPEL Inc.	281,483	12,458
	Wendy's Co.	1,761,698	12,244
	Papa John's International Inc.	368,311	11,937
	G-III Apparel Group Ltd.	418,815	11,601
*	American Public Education Inc.	202,227	11,503
	Sonic Automotive Inc. Class A	165,556	11,352
	Upbound Group Inc.	581,613	10,498
*	Revolve Group Inc. Class A	452,391	10,229
*	United Parks & Resorts Inc.	304,377	9,941
*	RealReal Inc.	1,092,734	9,922
	Winnebago Industries Inc.	315,735	9,785
*	Coursera Inc.	1,646,450	9,582
*	Gentherm Inc.	338,764	9,411
	Gold.com Inc.	227,835	9,132
*	LGI Homes Inc.	227,527	8,994
	Matthews International Corp. Class A	348,222	8,991
*	Pursuit Attractions & Hospitality Inc.	238,046	8,720
*	Lindblad Expeditions Holdings Inc.	495,526	8,573
*	Driven Brands Holdings Inc.	669,729	8,445
*	BJ's Restaurants Inc.	235,784	8,276
*,1	Kodiak AI Inc.	1,175,171	8,156
	Standard Motor Products Inc.	231,297	8,035
	Carriage Services Inc. Class A	175,241	8,001
*	Mister Car Wash Inc.	1,113,686	7,762
*	Fox Factory Holding Corp.	466,123	7,672
*	Global Business Travel Group I	1,342,700	7,492
*	Under Armour Inc. Class A	1,238,263	7,318
	Smith & Wesson Brands Inc.	504,494	7,229
*	Accel Entertainment Inc. Class A	661,764	7,220
[1]	Cracker Barrel Old Country Store Inc.	253,492	7,126
	Sturm Ruger & Co. Inc.	176,957	7,094
*	Sabre Corp.	4,461,126	6,469
*	Solid Power Inc.	2,099,208	6,298
*	Sweetgreen Inc. Class A	1,195,780	6,206
	Oxford Industries Inc.	159,001	6,123
	Golden Entertainment Inc.	222,814	5,947
*	Beazer Homes USA Inc.	307,631	5,919
*	Hovnanian Enterprises Inc. Class A	52,581	5,832
*	MarineMax Inc.	214,951	5,817
	Ethan Allen Interiors Inc.	255,895	5,696

		Shares	Market Value ($000)
*,1	Navan Inc. Class A	428,789	5,677
*,1	Serve Robotics Inc.	667,251	5,632
*	Cooper-Standard Holdings Inc.	200,548	5,589
*	Malibu Boats Inc. Class A	211,970	5,494
	Monro Inc.	340,453	5,461
*	First Watch Restaurant Group Inc.	512,253	5,368
*,1	Kura Sushi USA Inc. Class A	72,820	5,082
	Build-A-Bear Workshop Inc.	133,584	5,003
	Arko Corp.	886,811	4,931
	Camping World Holdings Inc. Class A	716,943	4,897
*	Udemy Inc.	1,043,581	4,821
	Bloomin' Brands Inc.	877,046	4,736
*	Stitch Fix Inc. Class A	1,343,265	4,446
*	Dream Finders Homes Inc. Class A	317,319	4,417
	Dine Brands Global Inc.	165,027	4,330
*	Portillo's Inc. Class A	806,766	4,268
	Movado Group Inc.	172,369	4,209
	Arhaus Inc. Class A	620,589	4,208
	Caleres Inc.	394,785	4,161
*	El Pollo Loco Holdings Inc.	291,646	4,042
*,1	Groupon Inc.	333,912	3,974
*	McGraw Hill Inc.	284,913	3,903
*	Helen of Troy Ltd.	264,943	3,820
	Krispy Kreme Inc.	1,086,396	3,683
*	Strattec Security Corp.	46,820	3,668
*	ThredUp Inc. Class A	1,116,638	3,663
*	Bed Bath & Beyond Inc.	785,776	3,646
*,1	XMAX Inc.	490,585	3,552
*	Zumiez Inc.	151,919	3,367
*	Dave & Buster's Entertainment Inc.	310,554	3,363
*	Citi Trends Inc.	77,416	3,354
*	Target Hospitality Corp.	357,299	3,316
*	Genesco Inc.	113,702	3,296
	Rocky Brands Inc.	84,391	3,268
	Haverty Furniture Cos. Inc.	153,899	3,260
	Johnson Outdoors Inc. Class A	68,704	3,195
*	Savers Value Village Inc.	426,216	3,171
	Shoe Carnival Inc.	196,022	3,056
	Nathan's Famous Inc.	29,414	2,963
*	Pattern Group Inc. Class A	238,372	2,963
*	MasterCraft Boat Holdings Inc.	139,361	2,858
*	Petco Health & Wellness Co. Inc. Class A	1,000,494	2,781
*	Latham Group Inc.	510,047	2,739
*	EVgo Inc. Class A	1,566,245	2,694
*,1	Bob's Discount Furniture Inc.	217,261	2,553
*	Fossil Group Inc.	571,456	2,463
*	Biglari Holdings Inc. Class B	7,432	2,450
*,1	Black Rock Coffee Bar Inc. Class A	185,201	2,393
*	Motorcar Parts of America Inc.	213,513	2,361
*	Outdoor Holding Co.	1,158,529	2,329
	Designer Brands Inc. Class A	407,823	2,320
*	Lovesac Co.	153,169	2,262
*	ARKO Petroleum Corp. Class A	125,371	2,243
	Weyco Group Inc.	67,484	2,163
*	Barnes & Noble Education Inc.	243,588	2,151
	Flexsteel Industries Inc.	45,697	2,054
	Cricut Inc. Class A	544,370	2,036
*	Jack in the Box Inc.	210,402	2,035
*	Legacy Housing Corp.	98,580	2,014
*	European Wax Center Inc. Class A	346,585	2,003
	JAKKS Pacific Inc.	98,265	1,957
*	Inspired Entertainment Inc.	271,186	1,934
*	Holley Inc.	629,580	1,933
*	RideNow Group Inc. Class B	269,355	1,902
*	Xponential Fitness Inc. Class A	308,758	1,859
	RCI Hospitality Holdings Inc.	80,903	1,845
*,1	Empery Digital Inc.	406,272	1,719
*	1stdibs.com Inc.	274,420	1,509
*,1	WW International Inc.	109,765	1,508
	Escalade Inc.	87,469	1,502

		Shares	Market Value ($000)
	Hooker Furnishings Corp.	115,546	1,488
*	Stoneridge Inc.	305,900	1,477
*	Lands' End Inc.	130,808	1,470
[1]	Phoenix Education Partners Inc.	46,330	1,458
*	OneWater Marine Inc. Class A	149,167	1,410
[1]	Lucky Strike Entertainment Corp.	167,091	1,390
*	Funko Inc. Class A	428,437	1,350
	Hamilton Beach Brands Holding Co. Class A	69,370	1,315
*,1	Rent the Runway Inc. Class A	272,633	1,303
	Bassett Furniture Industries Inc.	91,680	1,297
*	Envela Corp.	76,862	1,281
*	American Outdoor Brands Inc.	135,797	1,268
*	Smith Douglas Homes Corp. Class A	96,286	1,232
	Superior Group of Cos. Inc.	118,173	1,201
*	Legacy Education Inc.	93,493	1,171
*	GoPro Inc. Class A	1,519,378	1,170
*	Biglari Holdings Inc. Class A	668	1,164
*,1	Venu Holding Corp.	338,864	1,122
*	America's Car-Mart Inc.	85,996	1,095
*,1	Tilly's Inc. Class A	262,721	1,064
*	Playboy Inc.	696,333	1,058
[1]	Lakeland Industries Inc.	115,105	943
	J. Jill Inc.	81,082	929
	Clarus Corp.	340,434	926
	Marine Products Corp.	125,372	911
*	Chegg Inc.	1,167,917	866
*,1	1-800-Flowers.com Inc. Class A	271,862	826
	Lifetime Brands Inc.	141,338	811
*	Vera Bradley Inc.	249,979	790
*	Full House Resorts Inc.	349,754	787
*	KinderCare Learning Cos. Inc.	349,990	770
*,1	Bally's Corp.	75,669	729
*,1	Grabagun Digital Holdings Inc.	234,505	706
*	BARK Inc.	1,312,977	665
*	Regis Corp.	26,891	664
*,1	Faraday Future Intelligent Electric Inc. Class A	2,349,126	646
*	GrowGeneration Corp.	571,012	628
*,1	Tron Inc.	275,948	626
*,1	Nerdy Inc.	746,759	609
*	Unifi Inc.	166,719	595
*	Sportsman's Warehouse Holdings Inc.	409,601	578
*	CarParts.com Inc.	714,662	562
*	Duluth Holdings Inc. Class B	169,598	536
*	Red Robin Gourmet Burgers Inc.	182,126	534
*	Universal Electronics Inc.	124,281	512
	Canterbury Park Holding Corp.	32,516	501
*,1	Grove Collaborative Holdings Class A	389,780	499
*	PetMed Express Inc.	211,857	483
*	ONE Group Hospitality Inc.	255,366	455
*	Cato Corp. Class A	157,362	445
*	Sleep Number Corp.	246,043	442
*	Torrid Holdings Inc.	245,324	437
*	Purple Innovation Inc. Class A	599,811	397
*	Noodles & Co. Class A	46,290	396
*	Century Casinos Inc.	273,682	380
*,1	Livewire Group Inc.	228,344	379
*	Beachbody Co. Inc.	34,521	375
*	Sypris Solutions Inc.	131,294	374
*,1	Traeger Inc.	12,801	371
*,1	AiRWA Inc.	402,709	337
	Crown Crafts Inc.	126,780	326
*	Rave Restaurant Group Inc.	121,117	321
*	Culp Inc.	114,605	314
*,1	Aptera Motors Corp. Class B	113,629	301
*,1	Children's Place Inc.	89,144	300
*,1	Aureus Greenway Holdings Inc.	86,426	293
*	Destination XL Group Inc.	538,675	275
	AMCON Distributing Co.	2,288	259
*,1	High Roller Technologies Inc.	73,399	255
*,1	Workhorse Group Inc.	84,410	255

		Shares	Market Value ($000)
*	Koss Corp.	67,462	242
	Brilliant Earth Group Inc. Class A	151,279	201
	Flanigan's Enterprises Inc.	5,874	193
*	Ark Restaurants Corp.	26,556	174
*	QVC Group Inc.	78,788	171
*,1	Allbirds Inc. Class A	55,321	167
	Jerash Holdings US Inc.	55,728	161
*	United Homes Group Inc. Class A	132,891	154
*,1	Lulu's Fashion Lounge Holdings Inc.	11,651	148
*	Live Ventures Inc.	10,817	127
*,1	Digital Brands Group Inc.	70,694	127
*	Brand House Collective Inc.	123,656	115
*	Leslie's Inc.	81,581	91
	GEN Restaurant Group Inc. Class A	41,738	82
*	Vince Holding Corp.	31,244	75
*	Newton Golf Co. Inc.	44,732	71
	Tandy Leather Factory Inc.	27,429	63
*,1	Solo Brands Inc. Class A	16,830	63
*,1	Allied Gaming & Entertainment Inc.	227,994	62
*,1	Envirotech Vehicles Inc.	37,150	62
*	Good Times Restaurants Inc.	51,978	61
*,1	XWELL Inc.	51,310	59
*,1	Algorhythm Holdings Inc.	54,089	59
*	Educational Development Corp.	44,502	56
*	Amesite Inc.	30,201	56
*,1	Worksport Ltd.	52,346	55
*	BT Brands Inc.	30,218	53
*	aka Brands Holding Corp.	4,550	47
*,1	Massimo Group	42,600	42
*,1	Sports Entertainment Gaming Global Corp.	53,959	34
*	Aterian Inc.	57,047	33
*	Off The Hook YS Inc.	16,708	33
*,1	Cenntro Inc.	267,113	32
*	Yunhong Green CTI Ltd.	8,707	24
*	Cheetah Net Supply Chain Service Inc. Class A	14,592	22
*,1	FLY-E Group Inc.	7,066	15
*,1	Vestand Inc. Class A	49,140	13
*	Emerson Radio Corp.	32,593	12
*	Xcel Brands Inc.	7,776	12
*,1	Classover Holdings Inc. Class B	2,685	8
*,1	Greenlane Holdings Inc. Class A	10,267	4
*,1	Twin Vee PowerCats Co.	11,642	3
*,2	Amergent Hospitality Group Inc.	19,975	—
*,2	Lazydays Holdings Inc.	46,891	—
*,2	Bowl America Inc.	505	—
			7,984,922
Consumer Staples (2.9%)
	Casey's General Stores Inc.	414,256	301,520
*	US Foods Holding Corp.	2,464,631	227,264
*	Performance Food Group Co.	1,755,724	150,395
*	BJ's Wholesale Club Holdings Inc.	1,462,879	143,977
	Coca-Cola Consolidated Inc.	632,100	121,199
*	Darling Ingredients Inc.	1,767,988	109,350
*	Sprouts Farmers Market Inc.	1,087,809	83,903
	Ingredion Inc.	703,586	79,266
*	Maplebear Inc.	2,053,140	76,911
	Albertsons Cos. Inc. Class A	4,136,286	70,482
	Lamb Weston Holdings Inc.	1,551,531	65,568
*	Celsius Holdings Inc.	1,785,750	63,358
	Primo Brands Corp. Class A	2,779,286	52,334
*	Post Holdings Inc.	471,671	46,629
	PriceSmart Inc.	282,024	42,445
*	elf Beauty Inc.	660,078	40,007
	Cal-Maine Foods Inc.	501,256	39,674
*	Freshpet Inc.	545,295	32,151
	Marzetti Co.	226,773	31,370
	WD-40 Co.	150,895	30,774
*	United Natural Foods Inc.	680,328	30,656
	Andersons Inc.	375,542	26,956

		Shares	Market Value ($000)
*	Chefs' Warehouse Inc.	404,975	24,076
*	Vita Coco Co. Inc.	489,941	23,473
*	BellRing Brands Inc.	1,311,427	21,101
*	Boston Beer Co. Inc. Class A	85,793	19,767
	Flowers Foods Inc.	2,351,274	19,163
	Spectrum Brands Holdings Inc.	258,735	19,069
	Interparfums Inc.	204,178	18,548
	Turning Point Brands Inc.	212,690	18,459
	Pilgrim's Pride Corp.	476,691	18,000
*	Herbalife Ltd.	1,153,810	16,984
	Seaboard Corp.	2,887	16,323
	Fresh Del Monte Produce Inc.	366,574	14,758
	Universal Corp.	278,500	14,677
*	Simply Good Foods Co.	952,458	13,668
	Ingles Markets Inc. Class A	150,265	13,507
	J & J Snack Foods Corp.	170,024	13,478
	Reynolds Consumer Products Inc.	614,114	13,007
*	Central Garden & Pet Co. Class A	396,888	12,867
	Edgewell Personal Care Co.	527,605	11,259
	Energizer Holdings Inc.	680,450	11,173
	Tootsie Roll Industries Inc.	225,535	9,635
*,1	Central Garden & Pet Co.	243,283	8,946
*	National Beverage Corp.	263,099	8,853
*	Coty Inc. Class A	4,157,358	8,356
	John B Sanfilippo & Son Inc.	100,243	7,952
*	Grocery Outlet Holding Corp.	1,113,630	7,851
	Oil-Dri Corp. of America	115,720	7,532
	Weis Markets Inc.	106,691	7,297
	Utz Brands Inc.	881,243	6,979
*,1	SunOpta Inc.	1,070,046	6,934
*	Seneca Foods Corp. Class A	44,068	6,660
*	Mission Produce Inc.	483,612	6,655
*	Mama's Creations Inc.	426,801	6,547
*	Vital Farms Inc.	421,892	5,957
	Calavo Growers Inc.	192,529	4,965
	Village Super Market Inc. Class A	106,797	4,510
	B&G Foods Inc.	902,856	4,343
	Nu Skin Enterprises Inc. Class A	547,351	3,985
*	Nature's Sunshine Products Inc.	163,240	3,916
*,1	Beyond Meat Inc.	5,104,442	3,581
*	Honest Co. Inc.	1,128,159	3,317
	Natural Grocers by Vitamin Cottage Inc.	117,775	3,044
	MGP Ingredients Inc.	160,527	2,952
*	Olaplex Holdings Inc.	1,432,780	2,909
*	Niagen Bioscience Inc.	631,670	2,786
	Alico Inc.	66,055	2,725
	Limoneira Co.	195,895	2,629
*	USANA Health Sciences Inc.	117,610	2,055
*	Seneca Foods Corp. Class B	13,390	1,997
*,1	Once Upon a Farm PBC	120,815	1,975
*,1	Westrock Coffee Co.	409,216	1,739
*	Lifeway Foods Inc.	64,689	1,251
*	Medifast Inc.	111,293	1,134
*,1	BRC Inc. Class A	1,057,891	821
*,1	Beauty Health Co.	869,744	774
*	HF Foods Group Inc.	416,878	771
*	Hain Celestial Group Inc.	967,935	675
*	FitLife Brands Inc.	41,570	590
*,1	Upexi Inc.	588,844	580
[1]	Lifevantage Corp.	110,878	479
*	Zevia PBC Class A	377,632	442
*	Ispire Technology Inc.	198,534	365
*,1	Buda Juice Inc.	33,370	350
*	BranchOut Food Inc.	94,719	313
*	Reed's Inc.	82,227	298
*	Farmer Bros Co.	203,218	258
	Coffee Holding Co. Inc.	58,109	247
	United-Guardian Inc.	36,009	239
*	Barfresh Food Group Inc.	83,372	234
*	AXIL Brands Inc.	33,346	233

		Shares	Market Value ($000)
	Natural Health Trends Corp.	76,604	214
*	Laird Superfood Inc.	84,678	182
*,1	ZeroStack Corp.	25,440	157
*	Rocky Mountain Chocolate Factory Inc.	66,950	151
*	Natural Alternatives International Inc.	51,835	136
*	Willamette Valley Vineyards Inc.	49,723	128
*	Bonk Inc.	46,392	121
*	Local Bounti Corp.	61,648	72
*	Bridgford Foods Corp.	8,202	61
*	Synergy CHC Corp.	38,909	50
*,1	Reborn Coffee Inc.	22,709	45
*	Mannatech Inc.	7,400	44
*	Mangoceuticals Inc.	123,041	44
*,1	IP Strategy Holdings Inc.	101,521	27
*,1	Healthy Choice Wellness Corp. Class A	91,961	23
*,1	Amaze Holdings Inc.	108,529	20
*	Caring Brands Inc.	17,251	20
*,1	Nocera Inc.	71,682	15
*	Arcadia Biosciences Inc.	9,644	13
*,1	Sadot Group Inc.	3,067	5
*	Splash Beverage Group Inc.	10,934	4
*	Maison Solutions Inc. Class A	11,282	2
*	SOW GOOD Inc.	3,668	1
			2,370,717
Energy (5.4%)
	Cheniere Energy Inc.	2,405,439	682,567
	TechnipFMC plc	4,519,373	312,424
	Ovintiv Inc.	3,103,007	184,194
	Permian Resources Corp. Class A	8,273,404	176,389
	DT Midstream Inc.	1,136,000	152,985
*	Antero Resources Corp.	3,276,637	139,060
	Range Resources Corp.	2,648,556	119,662
	HF Sinclair Corp.	1,747,355	109,017
	Viper Energy Inc. Class A	2,076,478	97,574
	Chord Energy Corp.	635,222	90,316
[1]	Venture Global Inc. Class A	5,360,142	84,476
	Antero Midstream Corp.	3,698,916	84,335
	Matador Resources Co.	1,304,827	82,439
	SM Energy Co.	2,528,430	78,836
	Weatherford International plc	801,723	75,827
	NOV Inc.	4,027,614	75,759
*	Transocean Ltd.	11,084,628	73,491
*	Uranium Energy Corp.	5,400,201	72,903
*	Valaris Ltd.	719,638	70,553
	Noble Corp. plc	1,405,161	68,951
	Archrock Inc.	1,958,622	68,160
	Murphy Oil Corp.	1,498,488	61,813
*	CNX Resources Corp.	1,591,067	61,336
	California Resources Corp.	877,724	60,756
	Core Natural Resources Inc.	572,842	59,994
	Kodiak Gas Services Inc.	928,809	54,168
	Liberty Energy Inc. Class A	1,811,275	52,165
	Peabody Energy Corp.	1,359,190	44,785
	PBF Energy Inc. Class A	928,008	44,192
*	Tidewater Inc.	514,611	42,996
	Magnolia Oil & Gas Corp. Class A	1,333,943	42,113
	Patterson-UTI Energy Inc.	3,862,907	41,835
	Helmerich & Payne Inc.	1,115,162	40,179
*	Oceaneering International Inc.	1,113,518	39,496
*	Gulfport Energy Corp.	174,748	36,971
*,1	Centrus Energy Corp. Class A	211,839	36,773
	Crescent Energy Co. Class A	2,717,006	36,680
	Cactus Inc. Class A	768,761	36,416
*	Par Pacific Holdings Inc.	561,414	35,167
	Northern Oil & Gas Inc.	1,163,853	34,019
	International Seaways Inc.	451,869	32,932
*	Seadrill Ltd.	695,552	31,648
	Delek US Holdings Inc.	670,979	30,241
	Solaris Energy Infrastructure Inc. Class A	512,483	28,960

		Shares	Market Value ($000)
*	Calumet Inc.	717,568	25,761
[1]	Kinetik Holdings Inc. Class A	507,558	24,571
*,1	Sable Offshore Corp.	1,376,777	22,744
*	Talos Energy Inc.	1,410,018	22,222
*	Expro Group Holdings NV	1,128,888	19,654
	Select Water Solutions Inc. Class A	1,255,226	19,205
*	Comstock Resources Inc.	884,989	18,656
*	Kosmos Energy Ltd.	6,422,390	17,854
*	ProPetro Holding Corp.	1,064,929	15,346
*	Helix Energy Solutions Group Inc.	1,525,550	15,088
*	REX American Resources Corp.	315,733	14,388
	World Kinect Corp.	617,810	14,253
*	Nabors Industries Ltd.	164,129	14,125
	Dorian LPG Ltd.	410,016	14,023
	Bristow Group Inc. Class A	281,040	13,178
*	Green Plains Inc.	780,021	12,831
*	TETRA Technologies Inc.	1,492,600	12,717
	Diversified Energy Co.	694,695	12,115
*,1	NextDecade Corp.	1,570,602	12,031
*	BKV Corp.	408,597	11,653
*	CVR Energy Inc.	339,712	11,431
[1]	Atlas Energy Solutions Inc.	865,734	11,358
*	Innovex International Inc.	434,923	10,608
	Excelerate Energy Inc. Class A	268,328	8,968
	Core Laboratories Inc.	521,814	8,761
*	Forum Energy Technologies Inc.	126,961	7,448
	VAALCO Energy Inc.	1,158,945	7,348
*	Oil States International Inc.	627,639	7,306
*,1	Gevo Inc.	2,667,016	7,281
	RPC Inc.	996,692	7,057
	Flowco Holdings Inc. Class A	337,902	6,961
	SandRidge Energy Inc.	361,365	5,894
	Vitesse Energy Inc.	321,976	5,847
*	Ur-Energy Inc.	3,907,512	5,822
*	Clean Energy Fuels Corp.	1,930,517	4,788
	Natural Gas Services Group Inc.	123,582	4,664
	Granite Ridge Resources Inc.	740,312	4,346
	Riley Exploration Permian Inc.	112,915	4,116
*,1	Lightbridge Corp.	372,434	3,970
	W&T Offshore Inc.	1,119,802	3,819
*	Summit Midstream Corp.	119,630	3,618
*	Infinity Natural Resources Inc. Class A	180,187	3,173
	Ranger Energy Services Inc. Class A	176,610	3,027
*	Ring Energy Inc.	1,792,521	2,743
	NACCO Industries Inc. Class A	47,883	2,488
*	Comstock Inc.	811,087	2,474
*	Amplify Energy Corp.	387,465	2,418
*,1	Aemetis Inc.	684,183	2,183
*,1	American Resources Corp.	850,212	2,057
	Epsilon Energy Ltd.	315,713	1,945
*,1	New Era Energy & Digital Inc.	474,952	1,928
	Energy Services of America Corp.	139,415	1,831
[1]	HighPeak Energy Inc.	260,219	1,795
*	Geospace Technologies Corp.	146,279	1,785
	Smart Sand Inc.	326,500	1,672
*	PrimeEnergy Resources Corp.	7,111	1,656
*	SEACOR Marine Holdings Inc.	223,443	1,600
	Evolution Petroleum Corp.	331,490	1,518
*	ProFrac Holding Corp. Class A	239,244	1,483
	FutureFuel Corp.	328,834	1,266
*	DMC Global Inc.	190,049	990
*	Prairie Operating Co.	444,807	903
*,1	MIND Technology Inc.	98,540	823
*,1	New Fortress Energy Inc. Class A	1,322,809	780
*	Drilling Tools International Corp.	158,914	688
*	Mammoth Energy Services Inc.	271,956	666
*,1	OPAL Fuels Inc. Class A	247,220	623
	WaterBridge Infrastructure LLC Class A	21,890	586
*,1	Empire Petroleum Corp.	190,991	565
*	NCS Multistage Holdings Inc.	8,333	515

		Shares	Market Value ($000)
*,1	XCF Global Inc. Class A	1,391,135	508
*,1	EON Resources Inc.	495,006	411
*	KLX Energy Services Holdings Inc.	149,653	389
*,1	Battalion Oil Corp.	86,618	338
*	PEDEVCO Corp.	17,060	273
*	Dawson Geophysical Co.	72,905	252
*	Stabilis Solutions Inc.	35,260	157
*	US Energy Corp.	153,504	136
*,1	NextNRG Inc.	334,390	134
	Mexco Energy Corp.	12,016	123
*	Verde Clean Fuels Inc.	35,932	61
*	Barnwell Industries Inc.	55,586	60
*,1	Trio Petroleum Corp.	79,094	55
*,1	Abundia Global Impact Group Inc.	34,246	49
*,1	Sky Quarry Inc.	14,796	38
*	Clean Energy Technologies Inc.	10,015	10
*,1,2	Next Bridge Hydrocarbons Inc.	902,467	—
			4,408,554
Financials (15.5%)
*	Markel Group Inc.	140,836	269,570
	LPL Financial Holdings Inc.	894,908	269,215
*	SoFi Technologies Inc.	14,204,004	225,560
	First Citizens BancShares Inc. Class A	108,676	204,817
	Annaly Capital Management Inc.	8,017,678	169,574
	East West Bancorp Inc.	1,537,525	164,146
*	Rocket Cos. Inc. Class A	10,809,747	154,039
	Tradeweb Markets Inc. Class A	1,292,697	152,099
	Reinsurance Group of America Inc.	734,107	149,875
*	Affirm Holdings Inc. Class A	3,269,052	149,788
	Pinnacle Financial Partners Inc.	1,683,419	145,010
	RenaissanceRe Holdings Ltd.	486,004	144,455
*	Toast Inc. Class A	5,321,339	141,069
	Carlyle Group Inc.	2,900,770	140,368
	Fidelity National Financial Inc.	2,849,091	132,141
	Evercore Inc. Class A	432,252	129,032
	Stifel Financial Corp.	1,704,536	125,999
	Webster Financial Corp.	1,801,747	125,077
	Unum Group	1,703,919	124,437
[1]	AGNC Investment Corp.	12,364,201	124,013
	First Horizon Corp.	5,420,634	123,374
	Ally Financial Inc.	3,136,572	123,048
	Equitable Holdings Inc.	3,166,316	117,502
	Wintrust Financial Corp.	748,736	104,029
	SouthState Bank Corp.	1,107,797	102,493
	Old Republic International Corp.	2,545,009	101,546
	American Financial Group Inc.	773,442	98,776
	Popular Inc.	734,483	98,546
	Cullen/Frost Bankers Inc.	706,232	96,810
	Zions Bancorp NA	1,650,825	95,121
	Columbia Banking System Inc.	3,301,875	90,570
	UMB Financial Corp.	797,933	89,999
	Primerica Inc.	356,726	89,353
	Axis Capital Holdings Ltd.	861,105	87,325
	Houlihan Lokey Inc. Class A	607,546	87,256
	Affiliated Managers Group Inc.	314,388	86,991
	Old National Bancorp	3,876,100	85,662
	Kinsale Capital Group Inc.	247,150	84,441
	Jackson Financial Inc. Class A	791,494	83,677
	SEI Investments Co.	1,037,959	81,449
	Western Alliance Bancorp	1,148,515	81,372
	FirstCash Holdings Inc.	432,639	81,336
	Jefferies Financial Group Inc.	1,847,383	76,241
	Prosperity Bancshares Inc.	1,128,762	75,830
	Commerce Bancshares Inc.	1,532,797	75,414
	Voya Financial Inc.	1,051,010	71,805
	Janus Henderson Group plc	1,377,312	70,753
	OneMain Holdings Inc.	1,309,340	70,037
	First American Financial Corp.	1,138,267	68,626
	Hanover Insurance Group Inc.	395,860	68,622

		Shares	Market Value ($000)
	MarketAxess Holdings Inc.	415,198	68,499
	Corebridge Financial Inc.	2,855,170	68,124
	Lincoln National Corp.	1,890,254	67,104
	Starwood Property Trust Inc.	3,888,209	66,955
	FNB Corp.	3,993,841	66,777
	Valley National Bancorp	5,349,880	65,697
	United Bankshares Inc.	1,559,404	64,590
	Blue Owl Capital Inc. Class A	7,064,381	64,498
	MGIC Investment Corp.	2,451,763	64,359
	Glacier Bancorp Inc.	1,437,473	64,212
*	StoneX Group Inc.	782,201	63,084
	Essent Group Ltd.	1,066,805	62,344
	White Mountains Insurance Group Ltd.	27,355	60,098
	Rithm Capital Corp.	6,216,418	58,932
*	WEX Inc.	383,407	58,677
	RLI Corp.	1,026,938	58,577
	Hancock Whitney Corp.	920,009	58,503
	TPG Inc. Class A	1,441,328	58,388
	Piper Sandler Cos.	755,881	57,863
	Atlantic Union Bankshares Corp.	1,582,809	56,570
	Ameris Bancorp	717,149	55,930
	Home BancShares Inc.	2,043,394	55,029
*	Axos Financial Inc.	633,744	53,925
	Lazard Inc.	1,260,159	53,532
	Bank OZK	1,160,276	53,245
	HA Sustainable Infrastructure Capital Inc.	1,426,819	52,436
	Selective Insurance Group Inc.	671,761	50,644
	Radian Group Inc.	1,514,281	50,092
	SLM Corp.	2,226,414	47,668
	Eastern Bankshares Inc.	2,423,602	47,406
	Associated Banc-Corp	1,827,344	47,255
	Moelis & Co. Class A	827,371	47,160
	Federated Hermes Inc. Class B	824,881	46,779
*	Texas Capital Bancshares Inc.	492,623	46,740
	Hamilton Lane Inc. Class A	456,730	45,399
*	Lemonade Inc.	709,680	44,483
	Flagstar Bank NA	3,347,268	44,084
	Morningstar Inc.	256,800	43,412
	CNO Financial Group Inc.	1,053,834	43,270
	Ryan Specialty Holdings Inc. Class A	1,274,930	43,016
	First Financial Bankshares Inc.	1,454,301	42,829
	United Community Banks Inc.	1,347,758	42,441
	Independent Bank Corp.	553,980	41,665
	Fulton Financial Corp.	2,009,573	40,875
	ServisFirst Bancshares Inc.	560,930	40,853
	International Bancshares Corp.	602,727	40,557
*,1	Galaxy Digital Inc. Class A	2,154,451	39,750
	BGC Group Inc. Class A	4,056,528	39,673
	Assured Guaranty Ltd.	483,658	39,408
	StepStone Group Inc. Class A	824,053	39,324
	Virtu Financial Inc. Class A	892,172	39,238
	WSFS Financial Corp.	595,269	38,966
*	Brighthouse Financial Inc.	639,110	38,270
	Renasant Corp.	1,054,870	38,112
	PJT Partners Inc. Class A	271,419	37,923
*	Enova International Inc.	276,207	37,517
	BankUnited Inc.	826,449	37,322
	Cathay General Bancorp	748,537	37,322
	First Bancorp	1,734,193	37,042
	Bread Financial Holdings Inc.	492,611	36,892
	WesBanco Inc.	1,067,349	36,813
*	Genworth Financial Inc. Class A	4,456,042	36,183
*	NCR Atleos Corp.	824,734	35,942
*	Palomar Holdings Inc.	296,566	35,440
	Victory Capital Holdings Inc. Class A	530,602	34,744
	Community Financial System Inc.	586,790	34,415
	Blackstone Mortgage Trust Inc. Class A	1,768,400	33,865
	First Hawaiian Inc.	1,369,058	33,734
*,1	Shift4 Payments Inc. Class A	755,263	33,028
	Bank of Hawaii Corp.	444,008	32,968

		Shares	Market Value ($000)
	First Interstate BancSystem Inc. Class A	979,675	32,721
	Seacoast Banking Corp. of Florida	1,080,072	32,715
	Nicolet Bankshares Inc.	218,491	32,472
	Towne Bank	955,700	32,178
	First Financial Bancorp	1,152,438	32,130
*	NMI Holdings Inc. Class A	848,418	31,824
	Simmons First National Corp. Class A	1,619,290	31,495
	Western Union Co.	3,555,223	31,037
	Provident Financial Services Inc.	1,458,609	30,864
	BOK Financial Corp.	237,217	30,378
*	Remitly Global Inc.	1,916,337	30,029
	Park National Corp.	179,110	29,276
*	Euronet Worldwide Inc.	436,492	28,970
	DigitalBridge Group Inc.	1,857,003	28,635
	Artisan Partners Asset Management Inc. Class A	786,334	28,615
	PennyMac Financial Services Inc.	325,122	28,416
	Dynex Capital Inc.	2,226,494	28,410
*,1	Credit Acceptance Corp.	66,878	28,320
	Beacon Financial Corp.	933,864	28,016
*	Oscar Health Inc. Class A	2,432,229	27,898
	Trustmark Corp.	656,563	27,668
	CVB Financial Corp.	1,418,042	27,496
	WaFd Inc.	848,508	26,643
	First Merchants Corp.	687,036	26,609
	Banc of California Inc.	1,496,483	26,308
	Mercury General Corp.	297,001	26,181
	First Bancorp (XNGS)	461,050	25,980
*	Bancorp Inc.	472,123	25,367
	BancFirst Corp.	231,515	25,119
*	SiriusPoint Ltd.	1,158,757	24,960
	NBT Bancorp Inc.	582,847	24,818
*,1	Twenty One Capital Inc. Class A	3,867,942	24,755
*,1	Upstart Holdings Inc.	964,123	24,730
*	Customers Bancorp Inc.	355,855	24,700
	First Busey Corp.	974,018	24,613
	FB Financial Corp.	449,502	23,347
	Banner Corp.	379,478	23,027
	Enterprise Financial Services Corp.	411,419	22,262
	Pathward Financial Inc.	242,092	21,602
*	Dave Inc.	123,924	21,574
[1]	ARMOUR Residential REIT Inc.	1,246,258	20,788
	Stewart Information Services Corp.	337,316	20,772
	Northwest Bancshares Inc.	1,621,397	20,576
	Stock Yards Bancorp Inc.	306,259	20,302
	EVERTEC Inc.	715,223	20,184
*	Skyward Specialty Insurance Group Inc.	459,184	20,057
	Kemper Corp.	656,068	20,049
	First Commonwealth Financial Corp.	1,138,433	20,014
	Nelnet Inc. Class A	154,889	19,974
	National Bank Holdings Corp. Class A	502,161	19,665
	OFG Bancorp	481,151	19,467
	Horace Mann Educators Corp.	453,060	19,337
*	Baldwin Insurance Group Inc. Class A	875,635	19,211
	City Holding Co.	160,684	19,205
	Cohen & Steers Inc.	306,661	19,182
[1]	WisdomTree Inc.	1,282,903	18,679
	Stellar Bancorp Inc.	507,905	18,594
	HCI Group Inc.	119,667	18,502
*	LendingClub Corp.	1,290,671	18,482
	German American Bancorp Inc.	419,182	17,518
	S&T Bancorp Inc.	417,052	17,445
*	Marqeta Inc. Class A	4,275,053	17,442
*	Encore Capital Group Inc.	248,723	17,440
	TriCo Bancshares	362,441	17,230
	Walker & Dunlop Inc.	379,226	16,830
[1]	Arbor Realty Trust Inc.	2,180,222	16,809
*	EZCORP Inc. Class A	656,423	16,660
	Hilltop Holdings Inc.	463,545	16,604
	Ellington Financial Inc.	1,390,576	16,478
	Lakeland Financial Corp.	282,512	16,211

		Shares	Market Value ($000)
	Acadian Asset Management Inc.	295,178	16,064
	QCR Holdings Inc.	186,415	15,929
	Hope Bancorp Inc.	1,423,843	15,904
*	Payoneer Global Inc.	3,230,936	15,605
	Apollo Commercial Real Estate Finance Inc.	1,468,893	15,511
	Federal Agricultural Mortgage Corp. Class C	104,069	15,439
	Dime Community Bancshares Inc.	456,194	15,428
	Bank First Corp.	114,140	15,416
	ConnectOne Bancorp Inc.	561,495	15,031
*	Triumph Financial Inc.	251,458	15,002
*	Paymentus Holdings Inc. Class A	565,413	14,361
[1]	Orchid Island Capital Inc.	2,042,031	14,355
	Westamerica Bancorp	274,745	14,328
*	Flywire Corp.	1,224,723	14,256
*	ProAssurance Corp.	572,311	14,148
	Merchants Bancorp	328,040	14,076
	1st Source Corp.	203,059	14,054
*	Donnelley Financial Solutions Inc.	297,084	14,005
	Perella Weinberg Partners Class A	742,936	13,492
	Origin Bancorp Inc.	324,521	13,455
	Two Harbors Investment Corp.	1,177,744	13,450
*	Miami International Holdings Inc.	339,274	13,205
	Enact Holdings Inc.	320,982	13,099
	Live Oak Bancshares Inc.	393,679	13,019
	Peoples Bancorp Inc.	389,038	12,788
	PROG Holdings Inc.	441,047	12,654
	Ladder Capital Corp.	1,241,345	12,128
	Heritage Financial Corp.	463,322	12,046
*	Sezzle Inc.	190,276	12,043
*,1	Figure Technology Solutions Inc. Class A	354,439	12,033
	Safety Insurance Group Inc.	165,306	12,008
	Old Second Bancorp Inc.	590,837	11,911
*	Goosehead Insurance Inc. Class A	278,548	11,883
	Chimera Investment Corp.	928,762	11,656
	Byline Bancorp Inc.	366,928	11,584
	OceanFirst Financial Corp.	637,406	11,499
	Preferred Bank	125,979	11,425
	PennyMac Mortgage Investment Trust	976,260	11,383
	Tompkins Financial Corp.	141,608	11,164
*	Coastal Financial Corp.	145,879	11,101
	CNA Financial Corp.	241,270	11,079
	Univest Financial Corp.	317,971	10,894
	MFA Financial Inc.	1,127,206	10,799
	F&G Annuities & Life Inc.	423,682	10,728
	Community Trust Bancorp Inc.	171,849	10,435
	Employers Holdings Inc.	250,186	10,293
	Metropolitan Bank Holding Corp.	122,848	10,232
	UWM Holdings Corp. Class A	2,825,790	10,229
	First Mid Bancshares Inc.	245,787	10,124
	Business First Bancshares Inc.	368,248	9,957
	Southside Bancshares Inc.	315,059	9,795
*	Trupanion Inc.	382,050	9,784
	Mercantile Bank Corp.	193,010	9,747
	Virtus Investment Partners Inc.	71,657	9,627
	Capitol Federal Financial Inc.	1,339,236	9,549
	Universal Insurance Holdings Inc.	279,522	9,548
	Central Pacific Financial Corp.	298,039	9,525
	Amerant Bancorp Inc. Class A	431,902	9,519
	Horizon Bancorp Inc.	571,563	9,471
	CNB Financial Corp.	324,093	9,386
	Northeast Bank	82,503	9,271
	Amalgamated Financial Corp.	236,521	9,194
	Burke & Herbert Financial Services Corp.	147,274	9,174
	NB Bancorp Inc.	432,311	9,109
	Camden National Corp.	191,036	9,065
	Central BanCo Inc. Class A	377,962	9,052
	United Fire Group Inc.	242,760	8,997
	TrustCo Bank Corp.	202,937	8,885
	Hanmi Financial Corp.	329,526	8,686
	Heritage Commerce Corp.	694,271	8,664

		Shares	Market Value ($000)
	First Community Bankshares Inc.	208,033	8,638
	First Financial Corp.	133,688	8,449
	Farmers National Banc Corp.	623,997	8,212
	BrightSpire Capital Inc. Class A	1,466,030	8,210
	Redwood Trust Inc.	1,447,801	8,122
	Esquire Financial Holdings Inc.	75,391	8,105
	Mechanics Bancorp Class A	535,796	7,903
	TFS Financial Corp.	561,829	7,894
	Orrstown Financial Services Inc.	218,039	7,867
*	PRA Group Inc.	444,197	7,773
	Independent Bank Corp. (Michigan)	231,467	7,708
	Franklin BSP Realty Trust Inc.	907,607	7,706
	Eagle Bancorp Inc.	307,427	7,646
	Equity Bancshares Inc. Class A	171,494	7,616
	Republic Bancorp Inc. Class A	107,785	7,604
	Mid Penn Bancorp Inc.	231,921	7,459
	Five Star Bancorp	191,321	7,217
*	Chime Financial Inc. Class A	384,643	7,204
*	Cantaloupe Inc.	659,763	7,132
	AMERISAFE Inc.	211,256	7,041
	Washington Trust Bancorp Inc.	209,375	7,006
	Financial Institutions Inc.	219,482	6,960
*	Root Inc. Class A	155,550	6,871
	GCM Grosvenor Inc. Class A	699,600	6,856
	Adamas Trust Inc.	931,458	6,856
	TPG RE Finance Trust Inc.	876,369	6,844
	Capital City Bank Group Inc.	155,706	6,767
	Southern Missouri Bancorp Inc.	105,225	6,728
	Alerus Financial Corp.	283,447	6,721
	Metrocity Bankshares Inc.	231,495	6,637
	SmartFinancial Inc.	166,232	6,496
*	Heritage Insurance Holdings Inc.	247,445	6,495
*	Green Dot Corp. Class A	578,645	6,492
	HomeTrust Bancshares Inc.	151,393	6,457
[1]	Invesco Mortgage Capital Inc.	792,762	6,405
	Shore Bancshares Inc.	339,110	6,335
	Hingham Institution For Savings	21,904	6,261
	Peapack-Gladstone Financial Corp.	177,294	6,243
	Oppenheimer Holdings Inc. Class A	69,322	6,183
	Bar Harbor Bankshares	190,349	6,177
	Navient Corp.	747,020	6,111
*	Hippo Holdings Inc.	232,843	6,068
	Great Southern Bancorp Inc.	92,576	5,844
	South Plains Financial Inc.	138,815	5,816
*	Carter Bankshares Inc.	246,642	5,752
	ACNB Corp.	119,551	5,723
	Flushing Financial Corp.	371,463	5,706
	Northrim Bancorp Inc.	248,170	5,678
	Cannae Holdings Inc.	498,071	5,663
	Cass Information Systems Inc.	128,392	5,652
	Peoples Financial Services Corp.	105,004	5,600
*	First Foundation Inc.	947,330	5,589
*	Columbia Financial Inc.	310,256	5,433
*	LendingTree Inc.	126,647	5,431
	Northfield Bancorp Inc.	401,106	5,431
*	Third Coast Bancshares Inc.	140,461	5,314
*	International Money Express Inc.	336,249	5,313
	Arrow Financial Corp.	157,362	5,283
	Civista Bancshares Inc.	231,340	5,272
	Midland States Bancorp Inc.	235,223	5,248
	Ridgepost Capital Inc. Class A	715,251	5,193
*	Greenlight Capital Re Ltd. Class A	297,474	5,143
	First Business Financial Services Inc.	94,877	5,117
	Kearny Financial Corp.	661,721	4,996
*	Neptune Insurance Holdings Inc. Class A	205,031	4,960
	Diamond Hill Investment Group Inc.	28,505	4,906
	Colony Bankcorp Inc.	243,141	4,856
	Red River Bancshares Inc.	53,357	4,826
*	Slide Insurance Holdings Inc.	267,942	4,823
	Home Bancorp Inc.	78,237	4,740

		Shares	Market Value ($000)
*	Southern First Bancshares Inc.	86,009	4,687
	Sierra Bancorp	135,874	4,609
	Bank of Marin Bancorp	178,526	4,576
	Citizens & Northern Corp.	204,615	4,571
	Community West Bancshares	194,263	4,526
	California Bancorp	255,216	4,522
*	Bridgewater Bancshares Inc.	253,146	4,481
*	Firstsun Capital Bancorp	121,602	4,434
*	Hagerty Inc. Class A	416,097	4,381
	Tiptree Inc. Class A	258,302	4,370
*	Bowhead Specialty Holdings Inc.	191,649	4,299
	ChoiceOne Financial Services Inc.	151,728	4,267
	West Bancorp Inc.	179,027	4,259
*	World Acceptance Corp.	31,374	4,237
	Avidia Bancorp Inc.	211,231	4,155
*	NerdWallet Inc. Class A	395,441	4,105
	Unity Bancorp Inc.	76,133	3,946
	Capital Bancorp Inc.	131,353	3,906
	Bankwell Financial Group Inc.	79,081	3,837
*	Ponce Financial Group Inc.	229,557	3,836
	Investors Title Co.	17,584	3,822
	First Bank	237,653	3,802
	Jefferson Capital Inc.	197,021	3,789
	BayCom Corp.	126,945	3,773
*	Wealthfront Corp.	406,705	3,762
	Investar Holding Corp.	136,825	3,731
	Farmers & Merchants Bancorp Inc.	142,547	3,659
	KKR Real Estate Finance Trust Inc.	595,611	3,645
	Orange County Bancorp Inc.	113,399	3,626
*	Claros Mortgage Trust Inc.	1,510,086	3,594
	HBT Financial Inc.	133,103	3,556
[1]	Isabella Bank Corp.	77,276	3,529
	Plumas Bancorp	72,177	3,524
	Citizens Financial Services Inc.	55,612	3,401
	NewtekOne Inc.	310,389	3,399
	MVB Financial Corp.	135,064	3,354
	Norwood Financial Corp.	113,404	3,336
	James River Group Holdings Inc.	529,418	3,335
*	Atlanticus Holdings Corp.	63,123	3,312
	Donegal Group Inc. Class A	192,529	3,308
	American Coastal Insurance Corp.	285,800	3,215
	Timberland Bancorp Inc.	80,521	3,175
*	loanDepot Inc. Class A	2,226,356	3,161
	First Community Corp.	108,109	3,160
	Primis Financial Corp.	234,704	3,117
	Ares Commercial Real Estate Corp.	644,169	3,092
	Regional Management Corp.	94,777	3,057
	Parke Bancorp Inc.	107,570	3,055
	Northeast Community Bancorp Inc.	128,345	3,055
*	TWFG Inc. Class A	162,476	2,988
*	Onity Group Inc.	76,068	2,987
*	MBIA Inc.	502,629	2,971
*,1	Better Home & Finance Holding Co. Class A	82,422	2,936
	Waterstone Financial Inc.	162,616	2,932
	John Marshall Bancorp Inc.	144,371	2,928
	RBB Bancorp	135,547	2,897
*	FB Bancorp Inc.	210,681	2,895
[1]	Ready Capital Corp.	1,779,893	2,883
	First Bancorp Inc.	100,603	2,820
	FS Bancorp Inc.	72,295	2,790
[1]	Abacus Global Management Inc.	353,715	2,787
	Ames National Corp.	96,225	2,715
	PCB Bancorp	120,506	2,710
	National Bankshares Inc.	74,193	2,701
	LINKBANCORP Inc.	323,596	2,699
	FVCBankcorp Inc.	175,973	2,673
*,1	GBank Financial Holdings Inc.	99,452	2,661
	TPG Mortgage Investment Trust Inc.	360,277	2,634
	C&F Financial Corp.	35,774	2,609
*	Blue Foundry Bancorp	193,180	2,558

		Shares	Market Value ($000)
*,1	Citizens Inc. Class A	494,492	2,487
	Oak Valley Bancorp	76,089	2,468
*	Kingsway Financial Services Inc.	232,573	2,426
	First United Corp.	65,963	2,417
	OppFi Inc.	313,553	2,417
*	Avidbank Holdings Inc.	82,858	2,361
*	Paysign Inc.	399,797	2,359
	Franklin Financial Services Corp.	45,791	2,339
*	Octave Specialty Group Inc.	498,682	2,319
	LCNB Corp.	147,872	2,305
	Western New England Bancorp Inc.	175,954	2,275
	First National Corp.	84,456	2,274
	Citizens Community Bancorp Inc.	114,817	2,273
	Chicago Atlantic Real Estate Finance Inc.	199,742	2,261
	Chemung Financial Corp.	41,714	2,245
	Seven Hills Realty Trust	272,065	2,236
	Fidelity D&D Bancorp Inc.	51,530	2,230
	Peoples Bancorp of North Carolina Inc.	56,646	2,218
	Blue Ridge Bankshares Inc.	509,306	2,139
*	Oportun Financial Corp.	461,653	2,128
	Meridian Corp.	112,035	2,124
*	First Western Financial Inc.	85,251	2,095
	Hawthorn Bancshares Inc.	61,574	2,074
*,1	Innventure Inc.	529,959	2,072
	Commercial Bancgroup Inc.	79,018	2,056
	Princeton Bancorp Inc.	60,336	2,038
	CoastalSouth Bancshares Inc.	82,788	2,036
*	Security National Financial Corp. Class A	213,514	2,024
*	Velocity Financial Inc.	106,952	1,935
	Virginia National Bankshares Corp.	50,500	1,929
	Northpointe Bancshares Inc.	111,478	1,924
	Greene County Bancorp Inc.	85,476	1,916
*	Repay Holdings Corp. Class A	736,346	1,914
	USCB Financial Holdings Inc.	101,709	1,886
	Kingstone Cos. Inc.	128,817	1,877
*	Acacia Research Corp.	388,025	1,866
	Eagle Bancorp Montana Inc.	89,516	1,842
	Bank7 Corp.	45,665	1,821
	BCB Bancorp Inc.	202,530	1,819
	First Capital Inc.	36,656	1,819
	First Internet Bancorp	88,910	1,812
*,1	AlTi Global Inc.	491,851	1,780
	Eagle Financial Services Inc.	50,575	1,769
	Ohio Valley Banc Corp.	39,738	1,743
*	Procap Financial Inc.	824,542	1,740
	Community Bancorp	55,630	1,730
	OP Bancorp	127,972	1,702
*	BV Financial Inc.	88,219	1,688
	Finward Bancorp	45,935	1,667
	CB Financial Services Inc.	48,032	1,642
	Crawford & Co. Class B	158,650	1,609
*	ALT5 Sigma Corp.	1,423,624	1,580
*	Finwise Bancorp	97,682	1,549
	United Security Bancshares	146,263	1,537
	Medallion Financial Corp.	177,668	1,521
*	Pioneer Bancorp Inc.	109,279	1,521
	CF Bankshares Inc.	52,852	1,475
*,1	BRC Group Holdings Inc.	200,317	1,466
	Riverview Bancorp Inc.	264,191	1,453
	Landmark Bancorp Inc.	58,478	1,450
*	Ategrity Specialty Holdings LLC	73,088	1,445
*	Priority Technology Holdings Inc.	305,924	1,444
	SB Financial Group Inc.	68,071	1,429
*	Open Lending Corp.	1,139,642	1,425
	American Integrity Insurance Group Inc.	73,720	1,421
	MainStreet Bancshares Inc.	63,357	1,407
	Silvercrest Asset Management Group Inc. Class A	102,764	1,381
	SR Bancorp Inc.	81,829	1,381
*	ECB Bancorp Inc.	80,480	1,346
*,1	Ethos Technologies Inc. Class A	120,331	1,344

		Shares	Market Value ($000)
*	NI Holdings Inc.	97,902	1,262
	Angel Oak Mortgage REIT Inc.	150,761	1,239
	Hanover Bancorp Inc.	56,986	1,230
*	Hoyne Bancorp Inc.	84,271	1,220
	Richmond Mutual Bancorp Inc.	86,476	1,173
	Cherry Hill Mortgage Investment Corp.	465,180	1,163
*,1	Bakkt Inc. Class A	157,035	1,156
	Westwood Holdings Group Inc.	69,720	1,148
*	Affinity Bancshares Inc.	51,231	1,140
*	ACRES Commercial Realty Corp.	58,975	1,139
*	Chain Bridge Bancorp Inc. Class A	32,564	1,136
	Rithm Property Trust Inc.	84,495	1,131
*,1	Patriot National Bancorp Inc.	870,810	1,123
	Magyar Bancorp Inc.	62,884	1,089
*,1	Bitgo Holdings Inc. Class A	131,921	1,086
	Crawford & Co. Class A	108,331	1,080
*	Finance of America Cos. Inc. Class A	63,812	1,059
	Sound Financial Bancorp Inc.	22,917	1,002
*	Selectquote Inc.	1,568,811	988
	Union Bankshares Inc.	39,335	957
	United Bancorp Inc.	62,544	951
	Provident Financial Holdings Inc.	58,802	948
	Nexpoint Real Estate Finance Inc.	69,881	941
	Bank of the James Financial Group Inc.	44,989	927
[1]	Federal Agricultural Mortgage Corp. Class A	7,658	911
*,1	DeFi Development Corp.	276,795	911
	Sunrise Realty Trust Inc.	110,928	851
	First US Bancshares Inc.	54,589	835
*	Fifth District Bancorp Inc.	53,820	798
*	Consumer Portfolio Services Inc.	98,870	764
	Kestrel Group Ltd.	69,716	753
	First Northwest Bancorp	86,065	747
	Granite Point Mortgage Trust Inc.	508,535	737
*,1	Gemini Space Station Inc. Class A	165,169	730
*	Rhinebeck Bancorp Inc.	46,925	724
*	Central Plains Bancshares Inc.	41,074	703
*	Catalyst Bancorp Inc.	41,679	690
*	Summit State Bank	50,187	671
	SWK Holdings Corp.	36,635	623
	Donegal Group Inc. Class B	34,549	611
	Auburn National Bancorp Inc.	25,537	609
*,1	Beeline Holdings Inc.	258,512	607
	AmeriServ Financial Inc.	161,001	583
*	Winchester Bancorp Inc.	44,674	567
*	XBP Global Holdings Inc.	127,858	563
*	OptimumBank Holdings Inc.	106,273	542
*	First Seacoast Bancorp	43,010	540
	Sachem Capital Corp.	531,581	537
	Lument Finance Trust Inc.	424,436	535
*,1	Beneficient Class A	150,000	525
	First Guaranty Bancshares Inc.	64,468	523
	Mount Logan Capital Inc.	145,121	520
	Hennessy Advisors Inc.	51,223	499
*	NSTS Bancorp Inc.	39,568	461
	Texas Community Bancshares Inc.	25,410	445
*	Siebert Financial Corp.	228,344	438
*	Sui Group Holdings Ltd.	362,405	438
*	Heritage Global Inc.	297,380	404
*	eHealth Inc.	311,691	402
*	Broadway Financial Corp.	54,071	393
	MarketWise Inc.	20,903	391
*,1	FG Nexus Inc.	75,014	374
	Lake Shore Bancorp Inc.	24,193	367
	US Global Investors Inc. Class A	137,952	342
	Manhattan Bridge Capital Inc.	76,255	339
	Pathfinder Bancorp Inc.	24,762	316
*	Great Elm Group Inc.	168,614	315
*	Katapult Holdings Inc.	43,395	306
	Marathon Bancorp Inc.	21,198	287
*	Bogota Financial Corp.	33,582	285

		Shares	Market Value ($000)
*,1	AtlasClear Holdings Inc.	1,424,993	283
	Home Federal Bancorp Inc. of Louisiana	15,747	272
	Value Line Inc.	7,365	260
	Dominari Holdings Inc.	76,907	250
	Bayfirst Financial Corp.	38,610	245
*,1	Health In Tech Inc. Class A	159,479	231
*,1	Fold Holdings Inc.	162,527	215
*	Marygold Cos. Inc.	185,989	212
*	Usio Inc.	161,053	184
*	Vroom Inc.	13,464	179
*	Kentucky First Federal Bancorp	36,458	157
	Atlantic American Corp.	60,825	142
	Cohen & Co. Inc.	8,106	122
*	Income Opportunity Realty Investors Inc.	6,107	112
*	GoHealth Inc. Class A	69,888	106
*	Oxbridge Re Holdings Ltd.	58,483	69
*,1	Binah Capital Group Inc.	28,756	58
*	Aether Holdings Inc.	22,275	52
*,1	Ryvyl Inc.	7,351	37
*	CaliberCos Inc. Class A	26,344	30
*	Presurance Holdings Inc.	17,188	9
*	Netcapital Inc.	20,590	7
*	SHF Holdings Inc.	7,593	6
*	OLB Group Inc.	7,750	4
*,2	Sterling Bancorp Inc.	269,676	—
			12,637,024
Health Care (14.0%)
*	Alnylam Pharmaceuticals Inc.	1,482,298	490,448
*	Insmed Inc.	2,384,042	389,839
*	Natera Inc.	1,546,139	309,212
*	Veeva Systems Inc. Class A	1,690,532	296,959
*	United Therapeutics Corp.	481,259	285,377
*	Illumina Inc.	1,708,809	210,628
	Royalty Pharma plc Class A	4,212,897	202,093
*	Revolution Medicines Inc.	2,031,438	197,557
*	Tenet Healthcare Corp.	982,209	185,353
*,1	Medline Inc. Class A	3,659,866	162,864
*	Neurocrine Biosciences Inc.	1,121,922	147,802
*	Penumbra Inc.	438,492	143,988
*	Bridgebio Pharma Inc.	1,895,821	140,784
*	Roivant Sciences Ltd.	5,040,059	139,610
*	Ionis Pharmaceuticals Inc.	1,810,569	135,956
*	Guardant Health Inc.	1,440,141	133,026
*	Elanco Animal Health Inc.	5,552,004	132,859
	Ensign Group Inc.	644,395	129,846
*	Jazz Pharmaceuticals plc	679,077	128,379
*	Exelixis Inc.	2,903,270	124,521
*	BioMarin Pharmaceutical Inc.	2,148,033	121,342
*	Medpace Holdings Inc.	250,507	120,291
*	Madrigal Pharmaceuticals Inc.	208,208	108,991
	Encompass Health Corp.	1,124,314	108,755
*	Globus Medical Inc. Class A	1,245,198	107,286
*	Arrowhead Pharmaceuticals Inc.	1,565,126	98,133
*	Praxis Precision Medicines Inc.	287,769	92,716
*	Masimo Corp.	510,534	90,809
*	Cytokinetics Inc.	1,366,547	90,069
*	Halozyme Therapeutics Inc.	1,313,736	84,907
*	Vaxcyte Inc.	1,435,373	83,410
*	Axsome Therapeutics Inc.	473,638	80,054
*	HealthEquity Inc.	954,479	79,766
*	Molina Healthcare Inc.	575,384	76,699
*	Krystal Biotech Inc.	288,382	74,495
*	Repligen Corp.	591,257	69,662
*	Protagonist Therapeutics Inc.	656,837	69,231
*	Glaukos Corp.	642,336	69,154
*	Cogent Biosciences Inc.	1,716,477	66,067
*	Alkermes plc	1,846,682	65,299
*	BrightSpring Health Services Inc.	1,480,100	63,067
*	PTC Therapeutics Inc.	897,341	61,136

		Shares	Market Value ($000)
*	Nuvalent Inc. Class A	587,690	60,209
	Chemed Corp.	158,359	59,819
*	Avantor Inc.	7,617,516	59,721
	Teleflex Inc.	494,061	59,095
*	Rhythm Pharmaceuticals Inc.	678,823	59,037
*	Kymera Therapeutics Inc.	686,417	57,172
*	Bio-Rad Laboratories Inc. Class A	203,113	56,618
*	Lantheus Holdings Inc.	741,336	56,230
*	Arcellx Inc.	484,353	55,613
*	CG oncology Inc.	766,768	51,895
*,1	Tempus AI Inc. Class A	1,140,234	51,561
*,1	CRISPR Therapeutics AG	1,072,937	51,040
*	Terns Pharmaceuticals Inc.	961,639	50,698
*	Apogee Therapeutics Inc.	600,542	50,548
*	TG Therapeutics Inc.	1,520,364	50,506
*	Amicus Therapeutics Inc.	3,447,897	49,857
*	Mirum Pharmaceuticals Inc.	528,977	48,867
*,1	Hims & Hers Health Inc.	2,329,027	48,351
*	Option Care Health Inc.	1,774,477	47,769
*	Scholar Rock Holding Corp.	946,292	46,520
*	Envista Holdings Corp.	1,831,466	46,464
*	Apellis Pharmaceuticals Inc.	1,146,436	46,121
*	Celcuity Inc.	403,548	46,061
*	Merit Medical Systems Inc.	662,017	45,633
	Bruker Corp.	1,238,957	44,751
*	Ligand Pharmaceuticals Inc.	219,622	43,848
*	RadNet Inc.	777,997	43,482
*	Erasca Inc.	2,665,213	43,123
*	Indivior Pharmaceuticals Inc.	1,395,062	42,521
*	IRhythm Holdings Inc.	360,058	42,494
*	Corcept Therapeutics Inc.	1,045,923	42,161
*	Viking Therapeutics Inc.	1,291,889	42,038
*	Crinetics Pharmaceuticals Inc.	1,143,673	41,538
*	LivaNova plc	609,974	38,770
*	Spyre Therapeutics Inc.	763,700	38,521
*	TransMedics Group Inc.	382,027	37,977
*	Sotera Health Co.	2,600,432	37,290
*	Brookdale Senior Living Inc.	2,653,599	36,301
*	ICU Medical Inc.	275,937	35,637
*	Doximity Inc. Class A	1,493,230	34,792
*	Dianthus Therapeutics Inc.	412,546	34,621
*	Integer Holdings Corp.	392,094	34,504
*	Supernus Pharmaceuticals Inc.	640,654	33,115
*,1	Summit Therapeutics Inc.	1,725,562	32,717
*	Twist Bioscience Corp.	686,045	32,601
*	Ideaya Biosciences Inc.	978,211	32,594
*	Catalyst Pharmaceuticals Inc.	1,288,666	31,907
*	Denali Therapeutics Inc.	1,656,560	31,806
*	Alignment Healthcare Inc.	1,789,601	31,533
*	Prestige Consumer Healthcare Inc.	528,852	31,345
*	ACADIA Pharmaceuticals Inc.	1,399,529	31,154
*	Waystar Holding Corp.	1,282,448	30,920
*	Tarsus Pharmaceuticals Inc.	435,486	30,549
*	Travere Therapeutics Inc.	1,000,071	29,712
*	Arcutis Biotherapeutics Inc.	1,242,896	29,283
*	Haemonetics Corp.	519,371	29,272
*	Dyne Therapeutics Inc.	1,604,082	29,082
*	Liquidia Corp.	768,595	29,007
*	Vera Therapeutics Inc. Class A	718,754	28,915
	Concentra Group Holdings Parent Inc.	1,331,354	28,558
*	Veracyte Inc.	881,582	28,396
*	10X Genomics Inc. Class A	1,315,423	27,926
*	Privia Health Group Inc.	1,289,895	26,533
*	Beam Therapeutics Inc.	1,101,420	26,247
*,1	ImmunityBio Inc.	3,410,327	26,157
*	Edgewise Therapeutics Inc.	826,610	26,038
	DENTSPLY SIRONA Inc.	2,225,161	25,812
*	BioCryst Pharmaceuticals Inc.	2,685,776	25,569
*	Sarepta Therapeutics Inc.	1,169,882	25,457
	LeMaitre Vascular Inc.	232,677	25,401

		Shares	Market Value ($000)
*	Immunome Inc.	1,156,999	25,304
*	Acadia Healthcare Co. Inc.	1,031,905	24,136
*	ADMA Biologics Inc.	2,662,194	23,986
*	Celldex Therapeutics Inc.	744,079	23,602
*	Amneal Pharmaceuticals Inc.	1,894,974	23,555
*,1	Tango Therapeutics Inc.	1,099,477	23,001
*	Syndax Pharmaceuticals Inc.	972,172	22,710
*	Disc Medicine Inc.	354,562	22,671
*	Ultragenyx Pharmaceutical Inc.	1,080,473	22,636
*	Neogen Corp.	2,426,845	22,545
*	Nektar Therapeutics	312,965	22,518
*	Agios Pharmaceuticals Inc.	654,882	22,155
	National HealthCare Corp.	138,299	22,086
*	Immunovant Inc.	865,428	21,497
*	Oruka Therapeutics Inc.	437,489	21,459
*	Definium Therapeutics Inc.	1,096,978	20,733
*	Arcus Biosciences Inc.	947,119	20,458
*	Pediatrix Medical Group Inc.	940,738	20,122
	Select Medical Holdings Corp.	1,229,265	20,025
*	Alumis Inc.	906,601	19,972
*	Enliven Therapeutics Inc.	497,648	19,508
*	CorVel Corp.	348,635	19,053
*	Addus HomeCare Corp.	203,344	19,043
*	Stoke Therapeutics Inc.	574,533	18,707
*	Viridian Therapeutics Inc.	948,317	18,549
*	Axogen Inc.	558,837	18,514
*	Innoviva Inc.	790,644	18,422
*	Adaptive Biotechnologies Corp.	1,326,845	18,417
*	Soleno Therapeutics Inc.	545,296	18,256
*	Vericel Corp.	564,242	18,152
*,1	Recursion Pharmaceuticals Inc. Class A	5,767,347	17,706
*	Day One Biopharmaceuticals Inc.	814,469	17,462
	Organon & Co.	2,906,338	17,409
*	Artivion Inc.	471,624	17,271
*	Kodiak Sciences Inc.	449,306	17,128
*	GRAIL Inc.	330,833	17,097
*	Nurix Therapeutics Inc.	1,084,879	16,816
*	Mineralys Therapeutics Inc.	620,531	16,810
*	Omnicell Inc.	500,691	16,713
*	UFP Technologies Inc.	86,326	16,713
*,1	Intellia Therapeutics Inc.	1,292,056	16,564
	Perrigo Co. plc	1,542,075	16,562
*	Ocular Therapeutix Inc.	1,950,545	16,521
*	Ardelyx Inc.	2,720,117	16,293
*	AtriCure Inc.	556,415	15,875
*	PACS Group Inc.	489,399	15,719
*	Capricor Therapeutics Inc.	514,358	15,636
*	PROCEPT BioRobotics Corp.	623,490	15,593
*	ANI Pharmaceuticals Inc.	201,740	15,514
*	GeneDx Holdings Corp. Class A	239,403	15,374
*	Progyny Inc.	895,904	15,212
*	Inspire Medical Systems Inc.	290,203	14,969
*,1	Novavax Inc.	1,814,436	14,769
*	Relay Therapeutics Inc.	1,468,950	14,616
*	Enovis Corp.	638,524	14,526
*	Tandem Diabetes Care Inc.	757,157	14,515
*	AdaptHealth Corp. Class A	1,199,463	14,274
*	Alphatec Holdings Inc.	1,281,300	13,941
*	Trevi Therapeutics Inc.	1,162,774	13,872
*	LifeStance Health Group Inc.	2,175,095	13,855
*,1	Iovance Biotherapeutics Inc.	3,724,244	13,072
*,1	Harrow Inc.	368,201	12,983
*	Amylyx Pharmaceuticals Inc.	932,126	12,957
*	Palvella Therapeutics Inc.	103,526	12,905
	US Physical Therapy Inc.	170,978	12,816
	Phibro Animal Health Corp. Class A	230,729	12,762
*	Harmony Biosciences Holdings Inc.	447,011	12,521
*	QuidelOrtho Corp.	760,695	12,498
*	Novocure Ltd.	1,134,915	12,371
	CONMED Corp.	346,664	12,258

		Shares	Market Value ($000)
*	AnaptysBio Inc.	218,826	12,136
*	Corvus Pharmaceuticals Inc.	820,906	12,010
*	Astrana Health Inc.	482,523	11,831
*	Pennant Group Inc.	385,213	11,741
*	WaVe Life Sciences Ltd.	1,611,853	11,686
*	Collegium Pharmaceutical Inc.	353,163	11,679
*	Nuvation Bio Inc. Class A	2,678,197	11,489
*	uniQure NV	694,721	11,359
*	Vir Biotechnology Inc.	1,266,373	11,347
*	Monte Rosa Therapeutics Inc.	687,905	11,316
*,1	VeraDermics Inc.	178,699	11,285
*	EyePoint Inc.	871,129	11,229
*	Taysha Gene Therapies Inc.	2,480,338	11,087
*	ORIC Pharmaceuticals Inc.	860,312	10,900
*	Teladoc Health Inc.	1,981,449	10,799
*	Xeris Biopharma Holdings Inc.	1,855,362	10,761
*	Biohaven Ltd.	1,269,889	10,743
*	NeoGenomics Inc.	1,443,684	10,712
*	STAAR Surgical Co.	557,087	10,418
*	Pacira BioSciences Inc.	460,900	10,416
*	Guardian Pharmacy Services Inc. Class A	274,958	10,355
*	Surgery Partners Inc.	847,927	10,107
*	Tyra Biosciences Inc.	262,560	10,056
*	Rapport Therapeutics Inc.	319,550	9,999
*	CareDx Inc.	575,783	9,996
*	Azenta Inc.	461,141	9,744
*	Fortrea Holdings Inc.	1,030,175	9,704
*	Xencor Inc.	793,451	9,569
*	CytomX Therapeutics Inc.	1,993,952	9,372
*	Butterfly Network Inc. Class A	2,297,866	9,283
*	Compass Therapeutics Inc.	1,711,952	9,056
*	Geron Corp.	5,955,889	8,874
*,1	KalVista Pharmaceuticals Inc.	439,731	8,852
	iRadimed Corp.	90,543	8,716
*,1	Olema Pharmaceuticals Inc.	580,794	8,660
*	MBX Biosciences Inc.	283,072	8,450
*	Annexon Inc.	1,520,028	8,421
*	MannKind Corp.	3,431,356	8,407
*,1	Omeros Corp.	794,207	8,387
*	Savara Inc.	1,512,239	8,257
*	BioLife Solutions Inc.	431,813	8,239
*	Talkspace Inc.	1,575,881	8,155
*	Cullinan Therapeutics Inc.	570,181	8,102
*	Enhabit Inc.	573,739	8,084
*,1	SELLAS Life Sciences Group Inc.	1,901,295	8,042
*	Castle Biosciences Inc.	325,759	7,997
*	AMN Healthcare Services Inc.	433,112	7,943
*	Kura Oncology Inc.	975,506	7,931
*	Clover Health Investments Corp. Class A	4,464,750	7,858
*,1	ArriVent Biopharma Inc.	338,071	7,799
*	Arbutus Biopharma Corp.	1,731,789	7,793
*	Amphastar Pharmaceuticals Inc.	396,213	7,762
*	Precigen Inc.	1,979,637	7,661
*	AtaiBeckley Inc.	2,152,698	7,621
*	Certara Inc.	1,335,972	7,615
*	Arvinas Inc.	711,983	7,547
*	Janux Therapeutics Inc.	542,163	7,536
*	Inhibrx Biosciences Inc.	108,846	7,318
*	Esperion Therapeutics Inc.	2,665,819	7,304
*	Avanos Medical Inc.	515,841	7,227
*	Bicara Therapeutics Inc.	356,410	7,089
*	Schrodinger Inc.	621,334	7,058
*	Hyperliquid Strategies Inc.	1,385,886	7,054
*	Integra LifeSciences Holdings Corp.	746,858	7,035
*	Maze Therapeutics Inc.	235,093	7,018
*,1	Alto Neuroscience Inc.	302,499	6,800
*,1	LB Pharmaceuticals Inc.	274,307	6,764
*	Theravance Biopharma Inc.	413,967	6,719
*,1	Ocugen Inc.	3,667,585	6,638
*	Tactile Systems Technology Inc.	252,958	6,610

		Shares	Market Value ($000)
*	Replimune Group Inc.	849,267	6,497
*	Sionna Therapeutics Inc.	159,601	6,398
*	Eton Pharmaceuticals Inc.	258,319	6,375
*	Hinge Health Inc. Class A	165,161	6,369
*,1	Zenas Biopharma Inc.	322,129	6,298
*	Septerna Inc.	259,223	6,229
*	Phathom Pharmaceuticals Inc.	559,200	6,213
*	Zevra Therapeutics Inc.	640,341	5,968
*,1	Vor BioPharma Inc.	333,723	5,954
*,1	ARS Pharmaceuticals Inc.	734,785	5,900
	Embecta Corp.	667,420	5,900
*	BioAge Labs Inc.	336,433	5,884
*	Relmada Therapeutics Inc.	825,421	5,745
*,1	Strive Inc. Class A	568,932	5,701
*	Ironwood Pharmaceuticals Inc. Class A	1,613,003	5,662
*,1	CorMedix Inc.	829,541	5,633
	HealthStream Inc.	271,475	5,622
	Mesa Laboratories Inc.	62,835	5,556
*	Rigel Pharmaceuticals Inc.	204,484	5,529
*	SI-BONE Inc.	434,627	5,489
*,1	Nutex Health Inc.	57,619	5,476
*	OPKO Health Inc.	4,736,202	5,399
*	Phreesia Inc.	643,362	5,391
*	AngioDynamics Inc.	473,018	5,378
*	Cytek Biosciences Inc.	1,230,546	5,377
*,1	Sana Biotechnology Inc.	1,815,360	5,228
*	Damora Therapeutics Inc.	201,847	5,228
*	MiMedx Group Inc.	1,319,035	5,210
*	Aveanna Healthcare Holdings Inc.	806,907	5,196
	Jade Biosciences Inc.	367,070	5,157
*	Orthofix Medical Inc.	440,594	5,054
*	Varex Imaging Corp.	473,873	5,028
*	Emergent BioSolutions Inc.	593,662	4,927
*	HeartFlow Inc.	201,158	4,894
*,1	BridgeBio Oncology Therapeutics Inc. Class A	538,441	4,819
*	CryoPort Inc.	576,126	4,770
*,1	Anteris Technologies Global Corp.	857,803	4,761
*	Myriad Genetics Inc.	1,050,887	4,729
*	Prothena Corp. plc	484,126	4,706
*	Bioventus Inc. Class A	514,020	4,693
*	Vanda Pharmaceuticals Inc.	665,187	4,596
*	Allogene Therapeutics Inc.	1,883,094	4,595
*,1	MapLight Therapeutics Inc.	225,614	4,587
*	Beta Bionics Inc.	455,079	4,560
*	Pacific Biosciences of California Inc.	3,447,193	4,550
*,1	Absci Corp.	1,490,088	4,470
*	REGENXBIO Inc.	531,973	4,458
*,1	Pulse Biosciences Inc.	205,587	4,439
*	Altimmune Inc.	1,416,446	4,363
*,1	Prime Medicine Inc.	1,251,395	4,355
*	Atea Pharmaceuticals Inc.	809,010	4,352
*	Verastem Inc.	820,866	4,351
*,1	Kestra Medical Technologies Ltd.	217,651	4,338
*	Aquestive Therapeutics Inc.	1,039,187	4,313
*	Ceribell Inc.	233,375	4,278
*	Aura Biosciences Inc.	635,008	4,248
*	Sutro Biopharma Inc.	169,171	4,214
*	Fulcrum Therapeutics Inc.	549,107	4,212
*	Immix Biopharma Inc.	456,979	4,163
*	Akebia Therapeutics Inc.	2,982,409	4,146
*	Aclaris Therapeutics Inc.	1,097,320	4,115
*	4D Molecular Therapeutics Inc.	441,987	4,115
*,1	Lineage Cell Therapeutics Inc.	2,582,118	4,080
*	Shattuck Labs Inc.	630,358	4,053
*	Cerus Corp.	2,219,653	4,040
*	Perspective Therapeutics Inc.	960,248	4,004
*,1	Billiontoone Inc. Class A	50,717	4,004
*	Maravai LifeSciences Holdings Inc. Class A	1,403,594	3,972
*,1	Personalis Inc.	610,424	3,888
*	Lexeo Therapeutics Inc.	672,171	3,858

		Shares	Market Value ($000)
*,1	Lexicon Pharmaceuticals Inc.	2,449,093	3,821
*	X4 Pharmaceuticals Inc.	920,675	3,802
*	Community Health Systems Inc.	1,287,367	3,785
*	Enanta Pharmaceuticals Inc.	299,087	3,777
*	Solid Biosciences Inc.	524,004	3,773
*,1	Aktis Oncology Inc.	209,811	3,754
*	Fulgent Genetics Inc.	232,566	3,698
*	Assembly Biosciences Inc.	130,139	3,611
*	Contineum Therapeutics Inc. Class A	273,064	3,566
*	Rocket Pharmaceuticals Inc.	992,217	3,552
*	Design Therapeutics Inc.	333,441	3,548
*	NeuroPace Inc.	267,827	3,522
*	Upstream Bio Inc.	383,717	3,453
*	Entrada Therapeutics Inc.	273,451	3,451
*,1	Tectonic Therapeutic Inc.	111,646	3,451
*,1	Kyverna Therapeutics Inc.	396,545	3,422
*	XOMA Royalty Corp.	107,594	3,375
*	Viemed Healthcare Inc.	365,256	3,364
*	Cross Country Healthcare Inc.	348,567	3,277
*	Standard BioTools Inc.	3,544,258	3,258
*	Lyell Immunopharma Inc.	162,336	3,256
*	Strata Critical Medical Inc.	776,657	3,246
*,1	Immuneering Corp. Class A	614,250	3,237
*,1	Forte Biosciences Inc.	124,882	3,234
*,1	Anavex Life Sciences Corp.	1,045,261	3,209
*	Invivyd Inc.	2,372,476	3,084
*	Evolus Inc.	743,015	3,054
*	OrthoPediatrics Corp.	191,040	3,032
*,1	Ginkgo Bioworks Holdings Inc. Class A	494,264	3,030
*	Benitec Biopharma Inc.	282,910	3,013
*,1	ClearPoint Neuro Inc.	327,024	2,976
*	Ovid therapeutics Inc.	1,330,202	2,953
*,1	Cabaletta Bio Inc.	1,096,889	2,951
*	Rezolute Inc.	965,331	2,944
*	Evolent Health Inc. Class A	1,281,982	2,923
*,1	Minerva Neurosciences Inc.	485,108	2,923
*	Delcath Systems Inc.	312,851	2,903
*	Zura Bio Ltd. Class A	486,850	2,897
*	Sonida Senior Living Inc.	89,043	2,872
*,1	Evommune Inc.	124,870	2,871
*,1	Coherus Oncology Inc.	1,691,061	2,858
*	Senseonics Holdings Inc.	425,713	2,835
*,1	SpyGlass Pharma Inc.	108,374	2,808
*,1	Century Therapeutics Inc.	1,205,215	2,724
*	Protara Therapeutics Inc.	522,150	2,720
*	Puma Biotechnology Inc.	424,089	2,710
*	Editas Medicine Inc.	1,076,238	2,658
*	Eledon Pharmaceuticals Inc.	857,645	2,642
*,1	Abeona Therapeutics Inc.	581,187	2,604
*	RxSight Inc.	410,722	2,530
	National Research Corp.	147,409	2,503
*,1	Palisade Bio Inc.	1,429,308	2,501
*,1	Eikon Therapeutics Inc.	236,025	2,497
	SIGA Technologies Inc.	465,983	2,493
*,1	Avalo Therapeutics Inc.	163,278	2,438
*,1	Monopar Therapeutics Inc.	44,470	2,436
*	Neurogene Inc.	120,532	2,430
*	OraSure Technologies Inc.	807,140	2,421
*,1	Keros Therapeutics Inc.	217,395	2,400
*	Anika Therapeutics Inc.	163,041	2,364
*	Oncology Institute Inc.	768,488	2,359
*	Lumexa Imaging Holdings Inc.	273,987	2,356
*	Ardent Health Inc.	272,688	2,334
*,1	LENZ Therapeutics Inc.	253,998	2,324
*	C4 Therapeutics Inc.	882,933	2,322
*	KORU Medical Systems Inc.	522,815	2,259
*,1	DiaMedica Therapeutics Inc.	333,456	2,257
*	Opus Genetics Inc.	490,967	2,234
*	Alector Inc.	1,037,527	2,231
*	Arcturus Therapeutics Holdings Inc.	285,673	2,205

		Shares	Market Value ($000)
*	Simulations Plus Inc.	184,139	2,177
*,1	Candel Therapeutics Inc.	439,414	2,153
*	Atrium Therapeutics Inc.	159,352	2,131
*	Voyager Therapeutics Inc.	543,564	2,098
*	GoodRx Holdings Inc. Class A	1,063,917	2,085
*	InfuSystem Holdings Inc.	224,848	2,075
*	OmniAb Inc.	1,320,580	2,073
	Utah Medical Products Inc.	33,429	2,072
*	Larimar Therapeutics Inc.	460,219	2,071
*	Foghorn Therapeutics Inc.	429,778	2,054
*,1	ProKidney Corp. Class A	1,146,937	2,053
*	Nautilus Biotechnology Inc.	527,719	2,048
*,1	Tonix Pharmaceuticals Holding Corp.	146,955	2,021
*	Climb Bio Inc.	292,909	2,006
*	Organogenesis Holdings Inc. Class A	845,166	2,003
*	Innovage Holding Corp.	244,775	1,963
*	Neumora Therapeutics Inc.	1,001,813	1,954
*	CVRx Inc.	205,267	1,942
*	Accendra Health Inc.	836,255	1,907
*	MacroGenics Inc.	651,752	1,884
*	Surrozen Inc.	64,211	1,870
*	Electromed Inc.	79,498	1,861
*	Stereotaxis Inc.	1,007,409	1,854
*	Orchestra BioMed Holdings Inc.	426,758	1,814
*,1	Microbot Medical Inc.	742,531	1,789
*	LifeMD Inc.	495,224	1,788
*	Caribou Biosciences Inc.	925,027	1,758
*,1	Greenwich Lifesciences Inc.	72,525	1,742
*,1	Achieve Life Sciences Inc.	583,788	1,716
*	Quanterix Corp.	484,115	1,704
*	Corbus Pharmaceuticals Holdings Inc.	178,423	1,675
*	TruBridge Inc.	114,145	1,671
	Acme United Corp.	37,139	1,668
*	Inogen Inc.	264,921	1,637
*	Lifecore Biomedical Inc.	436,917	1,625
*,1	Gyre Therapeutics Inc.	233,123	1,625
*,1	Heron Therapeutics Inc.	2,028,470	1,623
*,1	Nuvectis Pharma Inc.	209,887	1,622
*,1	CAMP4 Therapeutics Corp.	358,474	1,581
*,1	Galectin Therapeutics Inc.	563,630	1,573
*	Apyx Medical Corp.	420,076	1,550
*,1	Quantum-Si Inc.	1,995,538	1,545
*	TriSalus Life Sciences Inc.	386,075	1,544
*,1	Inhibikase Therapeutics Inc.	909,241	1,528
*	Sagimet Biosciences Inc. Class A	290,374	1,517
*	Immunic Inc.	1,361,799	1,512
*,1	Crescent Biopharma Inc.	81,936	1,505
*,1	Canton Strategic Holdings Inc.	452,680	1,480
*	Precision BioSciences Inc.	264,945	1,457
*	Codexis Inc.	880,901	1,436
*	CareCloud Inc.	392,437	1,432
*	Joint Corp.	157,032	1,390
*	Sight Sciences Inc.	363,358	1,370
*	Context Therapeutics Inc.	520,898	1,365
*	Whitehawk Therapeutics Inc.	392,053	1,353
*,1	Claritev Corp. Class A	82,088	1,341
*	Fate Therapeutics Inc.	1,103,967	1,325
*	FONAR Corp.	71,404	1,325
*	Assertio Holdings Inc.	69,341	1,322
*	SANUWAVE Health Inc.	75,003	1,297
*	Agenus Inc.	386,794	1,292
*,1	Elicio Therapeutics Inc.	120,683	1,290
*,1	Inovio Pharmaceuticals Inc.	738,660	1,285
*	Zentalis Pharmaceuticals Inc.	543,757	1,272
*,1	Avita Medical Inc.	342,277	1,266
*	Owlet Inc. Class A	243,491	1,252
*	vTv Therapeutics Inc. Class A	31,515	1,250
*	Tenaya Therapeutics Inc.	1,774,854	1,229
*	Spero Therapeutics Inc.	516,108	1,208
*	Lucid Diagnostics Inc.	1,046,090	1,203

		Shares	Market Value ($000)
*,1	Karyopharm Therapeutics Inc.	215,082	1,198
*	Unicycive Therapeutics Inc.	181,740	1,196
*	Armata Pharmaceuticals Inc.	115,098	1,179
*	Nkarta Inc.	557,527	1,176
*,1	SAB Biotherapeutics Inc.	304,894	1,168
*,1	Cardiff Oncology Inc.	717,663	1,163
*,1	Genelux Corp.	468,996	1,135
*,1	Atlantic International Corp.	370,690	1,123
*	OptimizeRx Corp.	177,060	1,112
*	agilon health Inc.	139,851	1,106
*	Hyperfine Inc. Class A	1,021,995	1,104
*	Sangamo Therapeutics Inc.	4,458,586	1,101
*	Nakamoto Inc.	4,944,414	1,092
*	Omada Health Inc.	85,905	1,080
*	Journey Medical Corp.	229,843	1,078
*,1	Polaryx Therapeutics Inc.	142,549	1,078
*	Black Diamond Therapeutics Inc.	495,648	1,056
*,1	Streamex Corp.	925,249	1,046
*,1	Humacyte Inc.	1,699,510	1,031
*	Tenax Therapeutics Inc.	64,186	1,026
*,1	Biomea Fusion Inc.	636,371	974
*	Pro-Dex Inc.	19,778	971
*	Health Catalyst Inc.	740,859	941
*,1	Cibus Inc.	455,844	903
*	Prelude Therapeutics Inc.	263,156	900
*	Aldeyra Therapeutics Inc.	523,461	885
*	Anixa Biosciences Inc.	339,008	875
*	Filana Therapeutics Inc.	517,241	874
*	Kewaunee Scientific Corp.	25,387	870
*	Coya Therapeutics Inc.	220,217	868
*,1	AN2 Therapeutics Inc.	252,112	862
*,1	PepGen Inc.	482,688	854
*	LeonaBio Inc.	82,665	850
*	American Well Corp. Class A	161,485	849
*	Acumen Pharmaceuticals Inc.	356,155	841
*	MediciNova Inc.	611,039	837
*,1	aTyr Pharma Inc.	1,058,518	826
*	Shoulder Innovations Inc.	56,626	823
*	MaxCyte Inc.	1,165,708	819
*	Pyxis Oncology Inc.	557,698	814
*,1	TuHURA Biosciences Inc.	449,267	804
*	ALX Oncology Holdings Inc.	400,719	803
*	Korro Bio Inc.	69,731	789
*,1	Spruce Biosciences Inc.	11,907	778
*,1	Gain Therapeutics Inc.	399,886	776
*	Q32 Bio Inc.	119,686	768
*	Insight Molecular Diagnostics Inc.	231,459	759
*,1	Neonc Technologies Holdings Inc.	107,962	757
*	iBio Inc.	396,138	753
*	Neuraxis Inc.	100,132	741
*,1	Gossamer Bio Inc.	2,251,634	740
*	Sanara Medtech Inc.	43,013	739
*	Outset Medical Inc.	190,228	730
*	Verrica Pharmaceuticals Inc.	135,937	719
*,1	Coeptis Therapeutics Holdings Inc.	63,199	709
*	Pliant Therapeutics Inc.	560,309	706
*,1	Cartesian Therapeutics Inc.	114,275	703
*,1	Fortress Biotech Inc.	248,948	695
*,1	Equillium Inc.	345,769	692
*,1	NRX Therapeutics Inc.	324,194	691
*	Treace Medical Concepts Inc.	507,442	680
*	Adicet Bio Inc.	99,248	676
*	Carlsmed Inc.	73,755	667
*	Cognition Therapeutics Inc.	874,810	664
*	Vivani Medical Inc.	645,887	646
*	Seer Inc. Class A	378,757	636
*,1	Biodesix Inc.	43,792	635
*	Sera Prognostics Inc. Class A	305,251	620
*,1	Seres Therapeutics Inc.	69,946	620
*	Neuronetics Inc.	425,901	618

		Shares	Market Value ($000)
*,1	Rani Therapeutics Holdings Inc. Class A	837,970	616
*	LENSAR Inc.	101,775	607
*	DocGo Inc.	965,082	607
*	Rafael Holdings Inc. Class B	475,997	595
*	Definitive Healthcare Corp. Class A	479,377	590
*	TScan Therapeutics Inc.	577,585	583
*	Fractyl Health Inc.	1,252,348	573
*,1	Cingulate Inc.	91,715	570
*,1	SBC Medical Group Holdings Inc.	136,239	569
*	Sensus Healthcare Inc.	142,493	567
*,1	Annovis Bio Inc.	254,347	567
*	Pulmonx Corp.	438,220	565
*,1	Beyondspring Inc.	344,384	565
*	PMV Pharmaceuticals Inc.	454,062	563
*	Solana Co.	324,551	561
*,1	Forum Markets Inc.	184,387	533
*,1	DarioHealth Corp.	65,910	529
*	Sharps Technology Inc.	312,670	525
*,1	AirSculpt Technologies Inc.	184,888	523
*	Scilex Holding Co.	76,511	510
*	ImmuCell Corp.	79,250	502
*	Kezar Life Sciences Inc.	67,300	499
*,1	Aardvark Therapeutics Inc.	131,613	496
*	Xilio Therapeutics Inc.	58,910	495
*,1	Clene Inc.	99,941	493
*,1	CapsoVision Inc.	65,307	476
*	Exagen Inc.	158,033	474
*,1	XBiotech Inc.	200,971	472
*	Accuray Inc.	1,194,664	464
*,1	Lipocine Inc.	57,895	463
*	Rapid Micro Biosystems Inc. Class A	203,532	462
*,1	MAIA Biotechnology Inc.	326,990	458
*	Atossa Therapeutics Inc.	86,420	455
*,1	Edesa Biotech Inc.	85,966	450
*,1	Cypherpunk Technologies Inc.	551,274	438
*	Impact BioMedical Inc.	708,168	425
*	Metagenomi Therapeutics Inc.	316,537	424
*	NeuroOne Medical Technologies Corp.	542,756	421
*,1	Lite Strategy Inc.	363,353	421
*,1	Kalaris Therapeutics Inc.	72,619	419
*	Precipio Inc.	16,212	405
*,1	Envoy Medical Inc.	608,607	405
[1]	NovaBay Pharmaceuticals Inc.	272,157	405
*	Lisata Therapeutics Inc.	80,444	403
*,1	HeartBeam Inc.	327,531	400
*,1	Plus Therapeutics Inc.	2,427,098	395
*	Generate Biomedicines Inc.	31,223	390
*	Dare Bioscience Inc.	213,922	389
*	SCYNEXIS Inc.	420,038	385
*	RenovoRx Inc.	381,210	385
*	Artiva Biotherapeutics Inc.	59,487	383
*,1	Mira Pharmaceuticals Inc.	356,689	382
*	ElectroCore Inc.	61,944	374
*	Champions Oncology Inc.	63,022	362
*,1	Ekso Bionics Holdings Inc.	34,032	362
*,1	OS Therapies Inc.	253,685	358
*	PDS Biotechnology Corp.	586,163	355
*	NextCure Inc.	33,685	354
*	Veru Inc.	158,742	351
*	Aligos Therapeutics Inc.	46,948	349
*,1	Instil Bio Inc.	41,737	344
*	Rein Therapeutics Inc.	264,104	343
*	Biote Corp. Class A	249,569	337
*,1	Palatin Technologies Inc.	18,979	331
*,1	Talphera Inc.	441,611	330
*	Alpha Teknova Inc.	113,836	329
*	Forian Inc.	157,471	326
*	Park Dental Partners Inc.	19,310	324
*	Rockwell Medical Inc.	360,558	322
*	CytoSorbents Corp.	540,389	306

		Shares	Market Value ($000)
*	Actinium Pharmaceuticals Inc.	307,830	306
*	OnKure Therapeutics Inc. Class A	72,316	299
*,1	Spectral AI Inc.	202,660	298
*	Actuate Therapeutics Inc.	106,405	292
*,1	Rallybio Corp.	32,570	292
*,1	Hyperion DeFi Inc.	84,409	291
*	Xtant Medical Holdings Inc.	515,337	288
*	Kyntra Bio Inc.	42,428	288
*	Werewolf Therapeutics Inc.	344,231	287
*	Cumberland Pharmaceuticals Inc.	86,945	283
*	Dyadic International Inc.	344,606	283
*,1	Dogwood Therapeutics Inc.	132,154	279
*,1	Bioxcel Therapeutics Inc.	207,339	278
*	Passage Bio Inc.	35,200	276
*,1	Tvardi Therapeutics Inc.	86,282	274
*	Jasper Therapeutics Inc.	312,032	273
*	Pelthos Therapeutics Inc.	12,996	273
*	Atara Biotherapeutics Inc.	56,372	267
*	ImageneBio Inc.	52,656	263
*,1	CervoMed Inc.	66,028	260
*	Neuphoria Therapeutics Inc.	63,534	259
*	CEL-SCI Corp.	79,387	255
*	Aytu BioPharma Inc.	92,146	252
*	Elutia Inc. Class A	238,054	250
*	Acrivon Therapeutics Inc.	176,494	245
*,1	Firefly Neuroscience Inc.	111,910	244
*,1	Sensei Biotherapeutics Inc.	7,750	244
*	Tela Bio Inc.	390,946	242
*	Precision Optics Corp. Inc.	54,169	238
*	Vistagen Therapeutics Inc.	413,745	236
*	Femasys Inc.	558,739	235
*,1	Telomir Pharmaceuticals Inc.	179,965	234
*,1	OneMedNet Corp.	270,525	230
*,1	Inmune Bio Inc.	196,747	222
*,1	TherapeuticsMD Inc.	109,380	221
*	Celularity Inc. Class A	166,056	221
*	Cue Biopharma Inc.	937,432	216
*,1	bioAffinity Technologies Inc.	55,543	213
*	Outlook Therapeutics Inc.	1,024,355	211
*,1	Tempest Therapeutics Inc.	128,944	211
*,1	VolitionRX Ltd.	1,013,673	205
*,1	Myomo Inc.	296,680	200
*	Harvard Bioscience Inc.	39,843	194
*,1	Greenland Mines Ltd.	577,276	190
*	IGC Pharma Inc.	718,436	189
*,1	Longeveron Inc. Class A	180,732	188
*,1	Allarity Therapeutics Inc.	171,795	187
*	Nutriband Inc.	52,341	185
*	ABVC BioPharma Inc.	190,574	185
*,1	GT Biopharma Inc.	451,875	184
*,1	Lexaria Bioscience Corp.	222,293	173
*	Boundless Bio Inc.	152,011	167
*	Marker Therapeutics Inc.	128,076	166
*	eXoZymes Inc.	21,799	163
*	VYNE Therapeutics Inc.	264,557	158
*	NanoViricides Inc.	166,821	152
*	Lixte Biotechnology Holdings Inc.	49,479	152
*	Milestone Scientific Inc.	524,664	151
*,1	Citius Pharmaceuticals Inc.	167,738	151
*	Modular Medical Inc.	27,322	144
*,1	Imunon Inc.	46,967	138
*,1	Senti Biosciences Inc.	168,626	137
*	IN8bio Inc.	88,865	132
*,1	Q/C Technologies Inc.	37,511	129
*,1	Exicure Inc.	28,883	123
*,1	Estrella Immunopharma Inc.	114,464	121
	Cryo-Cell International Inc.	32,957	117
*,1	Scienture Holdings Inc.	408,091	116
*,1	Acurx Pharmaceuticals Inc.	31,099	115
*	IRIDEX Corp.	112,741	114

		Shares	Market Value ($000)
*	Skye Bioscience Inc.	184,978	114
*	Retractable Technologies Inc.	169,533	112
*,1	Lantern Pharma Inc.	81,444	112
*,1	Hoth Therapeutics Inc.	129,691	109
*,1	SeaStar Medical Holding Corp.	28,791	107
*	MiNK Therapeutics Inc.	10,074	106
*	Citius Oncology Inc.	164,724	102
*	Traws Pharma Inc.	55,193	101
*,1	Intensity Therapeutics Inc.	16,841	99
*,1	Phio Pharmaceuticals Corp.	79,853	97
*,1	Inotiv Inc.	335,161	91
*	AEON Biopharma Inc. Class A	90,529	89
*	BioCardia Inc.	69,023	84
*	American Shared Hospital Services	55,662	81
*,1	Bionano Genomics Inc.	68,109	80
*	Cellectar Biosciences Inc.	31,114	79
*,1	Artelo Biosciences Inc.	10,129	77
*	BioAtla Inc.	458,220	74
*,1	Vivos Therapeutics Inc.	60,629	72
*,1	Soligenix Inc.	58,400	69
*,1	Bullfrog AI Holdings Inc.	38,581	65
*,1	Serina Therapeutics Inc.	33,331	65
*	enVVeno Medical Corp.	6,287	64
*	BioVie Inc.	44,702	63
*	Apimeds Pharmaceuticals US Inc.	34,953	63
*	Cadrenal Therapeutics Inc.	11,923	61
*,1	PAVmed Inc.	5,917	60
*	USBC Inc.	149,796	58
*	Senestech Inc.	34,762	57
*,1	TransCode Therapeutics Inc.	6,545	56
*,1	Aptevo Therapeutics Inc.	12,713	54
*	Cocrystal Pharma Inc.	52,705	53
*	Curis Inc.	96,043	53
*,1	VSee Health Inc.	213,716	53
*,1	SiNtx Technologies Inc.	20,905	52
*,1	Tenon Medical Inc.	71,715	52
*,1	CalciMedica Inc.	88,956	48
*	Jupiter Neurosciences Inc.	128,042	48
*	Quince Therapeutics Inc.	461,477	47
*	Cosmos Health Inc.	140,007	44
*	HeartSciences Inc.	17,968	44
*,1	Nexalin Technology Inc.	126,536	44
*,1	Wellgistics Health Inc.	452,950	44
*	Pulmatrix Inc.	32,294	42
*,1	Creative Medical Technology Holdings Inc.	20,350	42
*	Biofrontera Inc.	52,254	42
*,1	Reviva Pharmaceuticals Holdings Inc.	57,959	42
*	Adagio Medical Holdings Inc.	35,608	41
*	Sonoma Pharmaceuticals Inc.	18,787	40
*	Alaunos Therapeutics Inc.	14,063	40
*	P3 Health Partners Inc.	12,974	40
*,1	Pasithea Therapeutics Corp.	53,815	40
*,1	Cardio Diagnostics Holdings Inc.	20,155	39
*,1	Lunai Bioworks Inc.	96,499	39
*	Kiora Pharmaceuticals Inc.	19,861	38
*,1	Theriva Biologics Inc.	192,404	38
*,1	cbdMD Inc.	51,053	38
*	Kairos Pharma Ltd.	67,944	38
*	GridAI Technologies Corp.	18,293	37
*	Fibrobiologics Inc.	27,769	37
*,1	PharmaCyte Biotech Inc.	51,467	34
*,1	Moleculin Biotech Inc.	13,869	32
*	Processa Pharmaceuticals Inc.	12,729	32
*	Nexgel Inc.	48,920	31
*	Biomerica Inc.	14,514	31
*	Bolt Biotherapeutics Inc.	7,060	29
*,1	Cyclerion Therapeutics Inc.	16,137	25
*,1	OSR Holdings Inc.	37,373	23
*	QT Imaging Holdings Inc.	3,998	23
*,1	VivoSim Labs Inc.	15,371	22

		Shares	Market Value ($000)
*	Beyond Air Inc.	31,941	22
*,1	Aclarion Inc.	6,782	22
*	AquaBounty Technologies Inc.	23,371	20
*	Matinas BioPharma Holdings Inc.	40,110	20
*,1	Vyome Holdings Inc.	9,463	20
*	Mustang Bio Inc.	25,704	19
*,1	Intelligent Bio Solutions Inc.	5,810	19
*	Xenetic Biosciences Inc.	6,731	18
*	AIxCrypto Holdings Inc.	14,360	18
*,1	Axe Compute Inc.	10,567	17
*	Aprea Therapeutics Inc.	19,622	15
*	ENDRA Life Sciences Inc.	2,816	13
*,1	Genprex Inc.	5,950	11
*,1	KALA BIO Inc.	60,549	10
*,1	Liminatus Pharma Inc. Class A	50,440	9
*,1	Aspire Biopharma Holdings Inc.	7,859	8
*,1	Tevogen Bio Holdings Inc.	1,839	8
*,1	Ensysce Biosciences Inc.	12,854	7
*	Calidi Biotherapeutics Inc.	25,509	6
*	Alzamend Neuro Inc.	4,400	5
*	Ernexa Therapeutics Inc.	26,504	5
*	Silo Pharma Inc.	11,221	4
*	HCW Biologics Inc.	12,023	4
*,1	GeoVax Labs Inc.	3,217	4
*	MetaVia Inc.	2,222	3
*,1	Healthcare Triangle Inc.	859	2
*,1	Profusa Inc.	3,939	2
*	SCWorx Corp.	4,421	1
*,2	TFF Pharmaceuticals Inc.	11,762	1
*	Adial Pharmaceuticals Inc.	361	1
*,2	Aravive Inc.	149,018	—
*,2	Third Harmonic Bio Inc.	243,703	—
*,1,2	Aceragen Inc.	39,478	—
*,2	MYOS Corp.	20,700	—
*,1,2	Avinger Inc.	23,802	—
*,1,2	MYOS Corp. (Registered)	48,410	—
*	iSpecimen Inc.	1,237	—
*,2	NeuBase Therapeutics Inc.	18,981	—
*	BNB Plus Corp.	386	—
*,1,2	Halo Spin-Out SPV Inc. Class A	5,950	—
*	ENvue Medical Inc.	189	—
			11,405,930
Industrials (20.1%)
	Ferguson Enterprises Inc.	2,185,502	509,790
*	Bloom Energy Corp. Class A	2,884,955	390,883
*	Rocket Lab Corp.	5,254,146	337,421
	FTAI Aviation Ltd.	1,146,486	280,889
	Curtiss-Wright Corp.	412,029	280,641
*	XPO Inc.	1,309,411	254,746
	Woodward Inc.	666,295	238,480
*	ATI Inc.	1,518,277	220,849
*	MasTec Inc.	685,396	220,519
	Carpenter Technology Corp.	556,746	219,441
	nVent Electric plc	1,803,396	213,306
	BWX Technologies Inc.	1,021,901	208,969
*	Nextpower Inc. Class A	1,659,587	200,063
	RB Global Inc.	2,075,643	198,950
*	RBC Bearings Inc.	353,402	191,940
	ITT Inc.	961,327	183,162
	HEICO Corp. Class A	827,291	174,633
*	API Group Corp.	4,287,682	173,737
*	Clean Harbors Inc.	561,354	160,957
	SS&C Technologies Holdings Inc.	2,345,498	158,485
	Graco Inc.	1,852,862	156,845
	Lincoln Electric Holdings Inc.	615,003	153,185
	Carlisle Cos. Inc.	455,882	152,091
	TransUnion	2,150,907	148,821
	WESCO International Inc.	543,870	148,814
*	Kratos Defense & Security Solutions Inc.	2,063,761	145,516

		Shares	Market Value ($000)
	Watsco Inc.	390,550	142,078
*	Sterling Infrastructure Inc.	343,342	139,833
	Regal Rexnord Corp.	742,178	138,980
	Mueller Industries Inc.	1,240,622	137,461
*	CACI International Inc. Class A	246,867	134,264
	HEICO Corp.	479,694	131,532
*	Modine Manufacturing Co.	589,416	127,732
	AECOM	1,445,185	122,581
*	Dycom Industries Inc.	334,930	113,481
*	SPX Technologies Inc.	557,262	111,419
	Applied Industrial Technologies Inc.	417,162	110,681
*	QXO Inc.	5,684,584	110,395
	Advanced Drainage Systems Inc.	800,741	109,806
	Donaldson Co. Inc.	1,289,179	109,413
	Allison Transmission Holdings Inc.	930,519	108,927
	CNH Industrial NV	9,886,336	108,750
	Booz Allen Hamilton Holding Corp.	1,348,388	105,215
*	Saia Inc.	297,664	104,563
	Knight-Swift Transportation Holdings Inc. Class A	1,814,759	104,494
	Flowserve Corp.	1,420,041	104,387
*	Core & Main Inc. Class A	2,109,338	104,201
	Oshkosh Corp.	707,218	104,110
*	Chart Industries Inc.	502,189	103,828
	Toro Co.	1,089,687	101,820
	Owens Corning	918,940	99,448
	Acuity Inc.	340,496	95,414
	Crane Co.	547,488	93,620
	Moog Inc. Class A	317,739	92,983
	Ryder System Inc.	440,640	90,203
	Watts Water Technologies Inc. Class A	306,484	88,969
	Valmont Industries Inc.	220,135	87,959
	Tetra Tech Inc.	2,916,111	87,833
*	Planet Labs PBC	3,124,252	87,323
	Primoris Services Corp.	603,945	86,388
	Argan Inc.	154,998	84,420
*	Fluor Corp.	1,800,640	84,000
	ESCO Technologies Inc.	289,321	81,406
*	Kirby Corp.	605,703	80,486
	Simpson Manufacturing Co. Inc.	463,295	79,511
	Armstrong World Industries Inc.	482,326	79,487
*	American Airlines Group Inc.	7,380,397	79,265
	AGCO Corp.	671,852	77,848
	Air Lease Corp. Class A	1,176,838	76,424
	Terex Corp.	1,271,304	75,134
	Zurn Elkay Water Solutions Corp.	1,660,297	74,448
	JBT Marel Corp.	580,743	74,260
	UL Solutions Inc. Class A	862,977	73,966
	Federal Signal Corp.	679,447	73,475
	EnerSys	411,532	71,491
	Timken Co.	708,802	71,284
*	Middleby Corp.	518,239	68,708
	Hexcel Corp.	848,241	68,648
*	Karman Holdings Inc.	857,347	68,631
	GATX Corp.	398,995	68,124
*	Everus Construction Group Inc.	569,653	67,253
	MSA Safety Inc.	407,814	66,861
	Paycom Software Inc.	546,660	66,441
*	GXO Logistics Inc.	1,280,248	66,381
*	SiteOne Landscape Supply Inc.	496,520	66,092
	Genpact Ltd.	1,770,230	65,941
*	AeroVironment Inc.	355,453	65,066
*	Gates Industrial Corp. plc	2,839,542	64,202
[1]	AAON Inc.	756,688	62,616
	Esab Corp.	637,181	61,590
	Landstar System Inc.	380,864	61,056
	UFP Industries Inc.	651,379	60,005
*	FTI Consulting Inc.	338,539	59,844
*	Construction Partners Inc. Class A	536,059	59,567
	VSE Corp.	322,058	59,388
*	Lyft Inc. Class A	4,449,804	59,182

		Shares	Market Value ($000)
	Enpro Inc.	235,354	58,991
	Granite Construction Inc.	486,401	58,310
	Arcosa Inc.	548,216	58,188
	Sensata Technologies Holding plc	1,627,251	57,312
	Powell Industries Inc.	105,811	57,252
	Matson Inc.	348,233	57,089
*	Joby Aviation Inc.	6,778,220	55,988
*	Casella Waste Systems Inc. Class A	699,123	55,468
*	StandardAero Inc.	2,120,858	54,782
	U-Haul Holding Co. (XNYS)	1,216,112	54,324
*	ExlService Holdings Inc.	1,757,833	53,526
*	Paylocity Holding Corp.	487,873	52,710
	Fortune Brands Innovations Inc.	1,342,512	52,318
	KBR Inc.	1,418,224	52,276
*	Resideo Technologies Inc.	1,539,853	51,908
	Atmus Filtration Technologies Inc.	911,017	51,718
*	MYR Group Inc.	173,510	48,985
	Brink's Co.	464,241	48,109
	Mueller Water Products Inc. Class A	1,748,359	48,062
	CSW Industrials Inc.	183,957	47,936
	Science Applications International Corp.	503,935	47,834
*	AAR Corp.	436,356	47,764
*	Alaska Air Group Inc.	1,281,961	47,151
	MSC Industrial Direct Co. Inc. Class A	510,772	47,129
*	IES Holdings Inc.	98,001	46,695
*	Amentum Holdings Inc.	1,715,363	44,737
*	Trex Co. Inc.	1,197,834	43,625
*	Mercury Systems Inc.	589,983	43,016
	AZZ Inc.	333,592	41,742
*	SkyWest Inc.	447,854	41,126
*	Vicor Corp.	253,983	40,891
	UniFirst Corp.	162,209	40,810
	Rush Enterprises Inc. Class A	612,380	40,484
	Brady Corp. Class A	487,601	39,613
	Franklin Electric Co. Inc.	427,647	39,416
	Maximus Inc.	609,831	39,090
	Kadant Inc.	131,832	38,541
	Leonardo DRS Inc.	861,639	38,360
	Tutor Perini Corp.	495,046	38,213
	Korn Ferry	583,764	36,748
	Exponent Inc.	558,287	36,428
*	Archer Aviation Inc. Class A	6,866,382	35,499
	WillScot Holdings Corp.	2,035,629	35,339
*,1	Plug Power Inc.	15,547,580	35,138
*	Sunrun Inc.	2,590,645	35,129
*	Symbotic Inc. Class A	659,684	35,095
*	OPENLANE Inc.	1,187,021	34,602
	Standex International Corp.	135,590	34,556
	Herc Holdings Inc.	342,104	34,056
*	Parsons Corp.	591,901	32,063
	Griffon Corp.	437,018	31,762
	Boise Cascade Co.	414,118	31,411
	Kennametal Inc.	851,176	30,753
	McGrath RentCorp	274,902	30,316
*	Hayward Holdings Inc.	2,227,511	29,804
	Trinity Industries Inc.	896,904	28,862
*,1	Forgent Power Solutions Inc. Class A	965,360	28,256
	Robert Half Inc.	1,111,190	28,224
*,1	Avis Budget Group Inc.	188,902	27,551
*	Centuri Holdings Inc.	934,523	27,297
*	RXO Inc.	1,837,324	26,862
	HNI Corp.	775,729	25,902
*	GEO Group Inc.	1,530,575	25,729
*	Verra Mobility Corp. Class A	1,779,068	25,423
	ABM Industries Inc.	653,589	25,176
*	DNOW Inc.	2,076,561	24,732
*	Amprius Technologies Inc.	1,459,302	24,604
	ArcBest Corp.	249,370	24,528
	Hub Group Inc. Class A	677,194	24,406
	CSG Systems International Inc.	302,165	24,155

		Shares	Market Value ($000)
	Helios Technologies Inc.	369,262	23,895
*	Astronics Corp.	353,165	23,567
*,1	Intuitive Machines Inc. Class A	1,258,052	23,349
*	Huron Consulting Group Inc.	178,863	22,803
*	Loar Holdings Inc.	396,673	22,725
	Atkore Inc.	377,461	22,236
*	Legence Corp. Class A	382,103	21,574
	Enerpac Tool Group Corp. Class A	590,710	21,543
*	CoreCivic Inc.	1,117,933	21,140
*	CECO Environmental Corp.	339,014	20,198
*	Blue Bird Corp.	353,424	20,071
*	Xometry Inc. Class A	489,099	19,975
	Alamo Group Inc.	119,997	19,796
*	DXP Enterprises Inc.	141,674	19,796
	Werner Enterprises Inc.	669,199	19,681
*	Ducommun Inc.	153,602	18,739
*,1	NuScale Power Corp. Class A	1,706,267	18,496
*	Thermon Group Holdings Inc.	366,427	18,468
*	Hillman Solutions Corp.	2,196,793	18,277
	Pitney Bowes Inc.	1,652,645	18,262
	Worthington Enterprises Inc.	348,189	18,155
	Greenbrier Cos. Inc.	344,093	18,117
*	American Superconductor Corp.	531,654	17,997
*,1	Eos Energy Enterprises Inc.	3,612,987	17,920
*	Enviri Corp.	900,735	17,672
	Albany International Corp. Class A	321,156	16,768
	Interface Inc. Class A	652,615	16,263
*	Upwork Inc.	1,455,137	15,948
*	V2X Inc.	229,437	15,716
*,1	Red Cat Holdings Inc.	1,173,587	15,362
	ManpowerGroup Inc.	517,614	15,249
*	Proto Labs Inc.	263,954	15,051
*	CBIZ Inc.	550,328	14,776
	Schneider National Inc. Class B	559,138	14,739
*	JetBlue Airways Corp.	3,306,167	14,613
*	Healthcare Services Group Inc.	785,964	14,580
	Gorman-Rupp Co.	232,496	14,445
*	Babcock & Wilcox Enterprises Inc.	973,516	14,301
	Lindsay Corp.	117,322	13,970
	Deluxe Corp.	501,972	13,824
*,1	Innodata Inc.	355,808	13,741
	Astec Industries Inc.	253,585	13,653
*	NPK International Inc.	940,204	13,624
[1]	Concentrix Corp.	491,044	13,435
	Tennant Co.	201,900	13,406
	ICF International Inc.	205,302	13,404
*	TIC Solutions Inc.	2,029,282	13,353
*	Gibraltar Industries Inc.	330,276	13,168
	Tecnoglass Inc.	292,026	13,010
*	Great Lakes Dredge & Dock Corp.	763,640	12,982
*	Clarivate plc	4,952,499	12,530
*	Shoals Technologies Group Inc. Class A	1,869,058	12,298
*	Array Technologies Inc.	1,699,890	12,290
*	Allegiant Travel Co.	150,253	12,177
	CRA International Inc.	73,986	11,977
	TriNet Group Inc.	328,496	11,967
*	Willdan Group Inc.	156,019	11,945
*	Cimpress plc	162,876	11,890
*	Masterbrand Inc.	1,420,326	11,803
*,1	Enovix Corp.	2,158,316	11,180
	MillerKnoll Inc.	760,825	11,002
	Douglas Dynamics Inc.	259,911	10,940
	Insperity Inc.	403,759	10,918
*	First Advantage Corp.	896,137	10,539
	Rush Enterprises Inc. Class B	158,114	10,175
*	Fluence Energy Inc.	722,733	9,945
*	T1 Energy Inc.	2,261,158	9,926
	Cadre Holdings Inc.	322,851	9,905
*	Sun Country Airlines Holdings Inc.	597,772	9,875
*	Vestis Corp.	1,254,275	9,859

		Shares	Market Value ($000)
	Allient Inc.	166,286	9,826
*	Limbach Holdings Inc.	124,501	9,717
	Genco Shipping & Trading Ltd.	428,537	9,664
	Quanex Building Products Corp.	516,957	9,290
*	BrightView Holdings Inc.	780,872	9,206
*	Graham Corp.	116,549	9,198
*	Ameresco Inc. Class A	345,494	8,810
*,1	BlackSky Technology Inc. Class A	346,268	8,712
*	Alliance Laundry Holdings Inc.	419,467	8,700
*,1	NANO Nuclear Energy Inc.	418,104	8,563
	Marten Transport Ltd.	642,859	8,441
	Barrett Business Services Inc.	284,417	8,299
*	NWPX Infrastructure Inc.	106,442	8,288
	Apogee Enterprises Inc.	243,781	8,176
*	ACV Auctions Inc. Class A	1,926,202	8,167
*	Montrose Environmental Group Inc.	371,011	8,121
	National Presto Industries Inc.	58,757	8,053
*	Liquidity Services Inc.	262,345	8,020
*	Janus International Group Inc.	1,555,910	8,013
	Preformed Line Products Co.	29,074	7,872
*	Transcat Inc.	104,710	7,691
*,1	Redwire Corp.	866,627	7,366
*	Legalzoom.com Inc.	1,293,261	7,333
	Insteel Industries Inc.	216,447	7,275
*	Solv Energy Inc. Class A	230,325	6,917
*,1	EquipmentShare.com Inc. Class A	333,277	6,789
*	Resolute Holdings Management Inc.	41,634	6,757
*,1	Firefly Aerospace Inc.	236,158	6,723
*	American Woodmark Corp.	165,434	6,589
*,1	Hertz Global Holdings Inc.	1,420,870	6,550
	LSI Industries Inc.	348,398	6,480
	FTAI Infrastructure Inc.	1,303,183	6,438
	Ennis Inc.	286,189	6,130
*	Energy Recovery Inc.	585,285	5,894
	Willis Lease Finance Corp.	34,432	5,862
	Miller Industries Inc.	127,921	5,827
*	Cardinal Infrastructure Group Inc. Class A	145,139	5,755
	Park Aerospace Corp.	204,271	5,593
	Kforce Inc.	182,118	5,325
	Heartland Express Inc.	502,620	5,227
*	Beta Technologies Inc. Class A	350,194	5,148
	Global Industrial Co.	155,545	4,903
*	Orion Group Holdings Inc.	435,231	4,744
	Columbus McKinnon Corp.	326,152	4,739
*	BlueLinx Holdings Inc.	87,358	4,733
*	Satellogic Inc. Class A	868,129	4,723
*,1	York Space Systems Inc.	211,863	4,697
	Covenant Logistics Group Inc. Class A	170,272	4,623
*	Manitowoc Co. Inc.	393,666	4,586
*	Power Solutions International Inc.	75,324	4,586
*	Bowman Consulting Group Ltd.	159,518	4,537
*	Custom Truck One Source Inc.	687,644	4,518
*,1	Spire Global Inc.	345,823	4,350
*	Forward Air Corp.	253,496	4,236
*,1	Energy Vault Holdings Inc.	1,268,214	4,185
	Hyster-Yale Inc.	127,348	4,140
*,1	Republic Airways Holdings Inc.	225,283	4,028
	Wabash National Corp.	464,743	4,006
*,1	Andersen Group Inc. Class A	142,004	3,863
*	Titan International Inc.	552,461	3,818
*,1	Richtech Robotics Inc. Class B	1,799,323	3,761
*	Titan Machinery Inc.	224,894	3,760
*	Matrix Service Co.	324,808	3,729
	Luxfer Holdings plc	300,002	3,654
*,1	Terrestrial Energy Inc.	598,890	3,596
*	FuelCell Energy Inc.	549,501	3,588
*,1	Frontier Group Holdings Inc.	983,123	3,470
*,1	Voyager Technologies Inc. Class A	147,762	3,456
*	Microvast Holdings Inc.	2,251,090	3,377
	ACCO Brands Corp.	1,051,482	3,154

		Shares	Market Value ($000)
*	3D Systems Corp.	1,649,138	3,100
	Kelly Services Inc. Class A	346,180	3,064
	Alight Inc. Class A	5,256,875	3,063
*	L B Foster Co. Class A	108,926	3,039
*	Mistras Group Inc.	201,935	2,985
*	Mayville Engineering Co. Inc.	162,725	2,921
*	SES AI Corp. Class A	3,014,333	2,900
*	Innovative Solutions & Support Inc.	139,947	2,873
*,1	Eve Holding Inc.	1,139,662	2,826
*	Radiant Logistics Inc.	394,752	2,783
*	Perma-Pipe International Holdings Inc.	91,140	2,717
	Karat Packaging Inc.	95,050	2,654
*,1	Sky Harbour Group Corp. Class A	272,443	2,624
	Pangaea Logistics Solutions Ltd.	369,946	2,619
*,1	Falcon's Beyond Global Inc. Class A	179,337	2,529
*	Hyliion Holdings Corp.	1,433,521	2,523
*	Hudson Technologies Inc.	424,739	2,497
	Park-Ohio Holdings Corp.	102,934	2,475
*	Asure Software Inc.	286,145	2,461
*,1	Palladyne AI Corp.	379,533	2,304
	Quad/Graphics Inc.	341,403	2,257
*	AerSale Corp.	356,939	2,220
*	Conduent Inc.	1,697,663	2,173
*,1	Virgin Galactic Holdings Inc.	853,281	2,073
*	Perma-Fix Environmental Services Inc.	188,634	2,017
*,1	Taylor Devices Inc.	34,341	1,957
*,1	Starfighters Space Inc.	322,736	1,911
	Twin Disc Inc.	126,279	1,903
*	Distribution Solutions Group Inc.	72,349	1,898
*	Byrna Technologies Inc.	204,566	1,878
*	Proficient Auto Logistics Inc.	263,430	1,786
*	Concrete Pumping Holdings Inc.	244,908	1,749
*,1	Sidus Space Inc. Class A	736,792	1,709
*	Franklin Covey Co.	106,221	1,677
*	Gencor Industries Inc.	108,244	1,624
	Universal Logistics Holdings Inc.	75,383	1,594
*	CEA Industries Inc.	501,307	1,464
	Espey Manufacturing & Electronics Corp.	23,838	1,321
	Resources Connection Inc.	351,894	1,313
*	TrueBlue Inc.	331,383	1,296
*,1	Velo3D Inc.	137,268	1,289
	TaskUS Inc. Class A	191,950	1,288
*	Commercial Vehicle Group Inc.	375,324	1,280
*	FreightCar America Inc.	155,815	1,242
	Eastern Co.	60,943	1,233
*,1	KULR Technology Group Inc.	517,940	1,228
*	CitroTech Inc.	140,454	1,212
*	Tigo Energy Inc.	320,127	1,204
*	GrafTech International Ltd.	177,313	1,202
	Alta Equipment Group Inc.	220,014	1,181
*	SKYX Platforms Corp.	1,046,148	1,172
*,1	NeoVolta Inc.	375,417	1,156
	Omega Flex Inc.	37,186	1,154
*	JELD-WEN Holding Inc.	929,183	1,152
*,1	ChargePoint Holdings Inc.	236,866	1,151
	EVI Industries Inc.	54,487	1,121
*	RCM Technologies Inc.	53,095	1,016
*,1	Blink Charging Co.	1,705,942	967
*	AirJoule Technologies Corp. Class A	382,345	960
*	Hurco Cos. Inc.	61,186	900
*,1	AIRO Group Holdings Inc.	116,685	887
*,1	SunPower Inc.	684,106	869
*	Westwater Resources Inc.	1,311,718	858
*	Optex Systems Holdings Inc.	63,256	837
*	Stem Inc.	88,874	786
*,1	Ocean Power Technologies Inc.	2,230,257	781
	BGSF Inc.	120,119	777
*	Team Inc.	48,285	770
*,1	Cleancore Solutions Inc. Class B	2,131,705	760
*	DLH Holdings Corp.	128,141	746

		Shares	Market Value ($000)
*	Ultralife Corp.	111,711	728
*	NN Inc.	483,150	701
*,1	Net Power Inc.	443,712	692
*	Forrester Research Inc.	118,003	668
*,1	Surf Air Mobility Inc.	560,351	644
*,1	LanzaTech Global Inc.	40,241	644
	Virco Manufacturing Corp.	103,639	634
*	SIFCO Industries Inc.	46,683	621
	HireQuest Inc.	58,500	584
*,1	Knightscope Inc. Class A	139,122	580
*	Bridger Aerospace Group Holdings Inc.	284,978	564
*,1	Hyperscale Data Inc.	3,617,563	544
	NL Industries Inc.	92,143	537
*	TTEC Holdings Inc.	214,992	537
*,1	Visionwave Holdings Inc.	111,576	529
*,1	Wheels Up Experience Inc. Class A	974,789	503
*	PAMT Corp.	58,959	498
*,1	Safe Pro Group Inc.	129,872	495
*	Odyssey Marine Exploration Inc. Class B	575,153	480
*,1	AgEagle Aerial Systems Inc.	517,596	468
*	CPI Aerostructures Inc.	118,056	463
*	Alpha Pro Tech Ltd.	102,616	456
*	Broadwind Inc.	216,474	450
*	Tecogen Inc.	170,448	436
*	VirTra Inc.	112,453	417
*	FTC Solar Inc.	108,192	409
*	INNOVATE Corp.	65,754	373
	CompX International Inc.	15,582	364
*	Mobile Infrastructure Corp. Class A	159,300	357
*	U-Haul Holding Co.	6,897	330
*,1	Energous Corp.	20,783	326
*,1	ESS Tech Inc.	271,539	318
*	Fuel Tech Inc.	256,268	313
*	374Water Inc.	108,643	309
*	Star Equity Holdings Inc.	29,305	301
*	Pioneer Power Solutions Inc.	91,272	297
*,1	Beam Global	200,093	294
*	Mastech Digital Inc.	51,082	291
*	Where Food Comes From Inc.	22,031	289
*	TechPrecision Corp.	95,419	287
*,1	JFB Construction Holdings Class A	45,197	277
*	Orion Energy Systems Inc.	31,185	273
*,1	Nuburu Inc.	1,521,169	270
*	GEE Group Inc.	1,107,632	266
*,1	SolarMax Technology Inc.	361,185	253
*,1	Laser Photonics Corp.	245,195	245
*	Air T Inc.	11,563	244
*,1	flyExclusive Inc. Class A	104,816	237
*,1	RYTHM Inc.	13,344	230
	Royalty Management Holding Corp.	72,699	216
*,1	Skillsoft Corp.	49,440	212
*	Lakeside Holding Ltd.	295,675	206
*,1	Nixxy Inc.	192,607	205
*	Southland Holdings Inc.	156,832	204
*	Shimmick Corp.	55,309	203
*	Nephros Inc.	67,742	202
*	ClearSign Technologies Corp.	46,403	202
*	Flux Power Holdings Inc.	185,796	199
	Public Policy Holding Co. Inc.	14,479	189
*,1	Dragonfly Energy Holdings Corp.	106,321	185
*,1	Stardust Power Inc.	77,541	183
*	Quest Resource Holding Corp.	141,203	168
*,1	Urban-Gro Inc.	7,614	168
*,1	VenHub Global Inc.	254,311	157
*,1	Nauticus Robotics Inc.	255,546	127
*,1	Aqua Metals Inc.	29,215	125
*	Air Industries Group	36,897	119
*,1	Solidion Technology Inc.	18,056	114
*	Xos Inc.	68,909	112
*,1	Bitcoin Depot Inc.	45,099	98

		Shares	Market Value ($000)
*,1	SUNation Energy Inc.	43,479	96
*	LiqTech International Inc.	49,175	94
*,1	Olenox Industries Inc.	84,614	88
*	Energy Focus Inc.	43,332	84
	Chicago Rivet & Machine Co.	8,384	83
*	Our Bond Inc.	54,348	79
*,1	Rain Enhancement Technologies Holdco Inc. Class A	27,943	71
*	Jewett-Cameron Trading Co. Ltd.	36,630	60
*	TOMI Environmental Solutions Inc.	89,919	50
*	Art's-Way Manufacturing Co. Inc.	23,194	48
*	DSS Inc.	58,032	48
*,1	Arrive AI Inc.	52,341	42
*	Hydrofarm Holdings Group Inc.	39,683	40
*	Avalon Holdings Corp. Class A	10,649	28
*,1	Armlogi Holding Corp.	84,746	21
*	Expion360 Inc.	31,580	18
*	Singularity Future Technology Ltd.	40,146	17
*,1	Polar Power Inc.	7,863	15
*	Zeo Energy Corp.	26,657	15
*,1	FGI Industries Ltd.	3,373	13
*,1	Cycurion Inc.	12,926	13
*,1	Greenwave Technology Solutions Inc.	3,045	10
*,1	Professional Diversity Network Inc.	7,003	8
*,1	Callan Jmb Inc.	6,664	8
*,1	Momentus Inc.	2,229	8
*,1	Northann Corp.	45,539	7
*	Volato Group Inc. Class A	9,782	2
*,1	Toppoint Holdings Inc.	3,413	2
*,1,2	Hyzon Motors Inc. Class A	24,393	—
*,2	ShiftPixy Inc.	19	—
*,1,2	Hyperscale Data Inc. Class B	12,738	—
			16,418,603
Information Technology (16.4%)
	Marvell Technology Inc.	9,744,914	965,234
*	Cloudflare Inc. Class A	3,546,766	731,840
*	Snowflake Inc. Class A	3,824,986	576,884
*	Strategy Inc.	3,503,625	437,252
*	Flex Ltd.	4,109,629	269,016
*	Zoom Communications Inc.	2,968,077	238,604
*	MongoDB Inc.	909,779	222,687
*	Twilio Inc. Class A	1,694,736	213,232
*	CoreWeave Inc. Class A	2,699,505	209,131
*	Fabrinet	400,448	208,842
*	Everpure Inc. Class A	3,505,851	206,985
	Entegris Inc.	1,698,817	199,169
	MKS Inc.	750,410	172,452
*	Credo Technology Group Holding Ltd.	1,776,685	166,777
*	Astera Labs Inc.	1,484,021	162,649
*	MACOM Technology Solutions Holdings Inc.	720,898	160,090
*	Zscaler Inc.	1,140,808	160,044
*	Okta Inc.	1,894,295	149,100
*	HubSpot Inc.	589,566	143,913
*	Guidewire Software Inc.	950,385	142,140
*	Lattice Semiconductor Corp.	1,528,635	141,796
	TD SYNNEX Corp.	837,835	141,351
	Advanced Energy Industries Inc.	421,815	136,124
*	Atlassian Corp. Class A	1,896,158	129,413
*	Samsara Inc. Class A	4,004,278	126,896
*	Dynatrace Inc.	3,334,056	123,293
*	Nutanix Inc. Class A	3,022,176	114,873
*,1	IonQ Inc.	3,960,857	114,192
*	Onto Innovation Inc.	554,986	113,811
*	TTM Technologies Inc.	1,155,003	112,520
*	Docusign Inc.	2,238,971	106,150
*	Rambus Inc.	1,203,279	103,518
	BitMine Immersion Technologies Inc.	5,084,433	100,570
	Littelfuse Inc.	278,300	94,441
	Cognex Corp.	1,852,576	90,758
*	Manhattan Associates Inc.	668,893	89,043

		Shares	Market Value ($000)
	InterDigital Inc.	287,099	86,704
*	Viavi Solutions Inc.	2,586,274	86,071
*	SiTime Corp.	246,977	85,294
*	Unity Software Inc.	3,870,619	84,921
*	FormFactor Inc.	866,356	84,028
*	Rubrik Inc. Class A	1,697,002	83,102
*	Cirrus Logic Inc.	570,053	82,441
*	Arrow Electronics Inc.	571,106	81,902
*	Semtech Corp.	1,034,576	79,549
*	Sanmina Corp.	610,087	79,092
*	Silicon Laboratories Inc.	368,421	76,687
*	Clearwater Analytics Holdings Inc. Class A	3,227,600	76,333
*,1	Procore Technologies Inc.	1,337,417	76,233
*,1	DigitalOcean Holdings Inc.	888,595	76,224
*	Qorvo Inc.	943,228	73,006
*	Viasat Inc.	1,517,274	69,491
*,1	Applied Digital Corp.	2,779,696	65,990
*	Plexus Corp.	299,570	60,675
*	Applied Optoelectronics Inc.	717,045	60,655
*,1	D-Wave Quantum Inc.	4,134,872	59,666
[1]	Bentley Systems Inc. Class B	1,663,891	58,436
*	Circle Internet Group Inc. Class A	604,810	57,705
*	Aurora Innovation Inc. Class A	13,937,300	57,422
	Amkor Technology Inc.	1,271,019	57,234
	Avnet Inc.	914,555	56,355
	Vontier Corp.	1,583,110	56,153
*	Enphase Energy Inc.	1,462,939	55,314
*,1	Terawulf Inc.	3,696,303	53,338
*,1	UiPath Inc. Class A	4,788,466	53,152
	Ralliant Corp.	1,262,363	52,502
*,1	Core Scientific Inc.	3,466,508	51,859
*	Elastic NV	1,037,269	51,853
*	Rigetti Computing Inc.	3,690,331	51,812
*	Mirion Technologies Inc. Class A	2,733,180	50,810
	Belden Inc.	439,312	50,446
*	Hut 8 Corp.	1,074,918	50,424
	Badger Meter Inc.	329,622	50,218
*	SentinelOne Inc. Class A	3,724,628	47,973
	Clear Secure Inc. Class A	990,704	47,960
*	ACI Worldwide Inc.	1,152,095	47,247
*	Novanta Inc.	399,614	47,198
*	OSI Systems Inc.	173,178	45,980
*	Itron Inc.	512,273	45,915
*	Fastly Inc. Class A	1,569,907	45,621
*,1	Ondas Inc.	5,026,435	45,439
	Universal Display Corp.	494,326	45,310
*	Vistance Networks Inc.	2,475,445	45,053
*	Riot Platforms Inc.	3,612,092	44,645
*	Dropbox Inc. Class A	1,949,846	44,300
*	Allegro MicroSystems Inc.	1,387,662	43,753
	Pegasystems Inc.	1,020,236	43,421
*	Appfolio Inc. Class A	272,049	42,935
*	Cipher Digital Inc.	3,268,481	42,065
	Dolby Laboratories Inc. Class A	681,138	40,909
*	ServiceTitan Inc. Class A	639,740	40,598
*	CCC Intelligent Solutions Holdings Inc.	6,534,559	39,207
	Kulicke & Soffa Industries Inc.	583,784	38,366
*	Commvault Systems Inc.	491,201	38,260
*	Box Inc. Class A	1,601,418	37,858
	Ubiquiti Inc.	47,340	37,412
*	Zeta Global Holdings Corp. Class A	2,259,654	35,974
*,1	Life360 Inc.	875,675	35,745
*	nLight Inc.	618,961	35,293
*	Qualys Inc.	400,970	35,225
*	Diodes Inc.	511,964	34,947
*	Workiva Inc. Class A	585,889	34,937
*,1	MARA Holdings Inc.	4,231,100	34,526
*	BILL Holdings Inc.	898,729	34,421
*	Gitlab Inc. Class A	1,588,809	34,382
[1]	GPGI Inc. Class A	2,002,269	34,239

		Shares	Market Value ($000)
*,1	SolarEdge Technologies Inc.	667,881	34,095
*	Kyndryl Holdings Inc.	2,556,956	33,547
*	Calix Inc.	674,429	33,040
*	Q2 Holdings Inc.	696,834	32,960
*	IPG Photonics Corp.	282,450	32,366
*	Axcelis Technologies Inc.	342,639	31,893
	Power Integrations Inc.	619,699	31,729
*	Klaviyo Inc. Class A	1,627,195	31,665
*	AXT Inc.	554,309	31,585
*	Ultra Clean Holdings Inc.	507,021	31,527
	RingCentral Inc. Class A	846,479	31,481
*	Impinj Inc.	300,249	30,836
*	Synaptics Inc.	432,556	30,296
*,1	SoundHound AI Inc. Class A	4,334,018	29,775
*	Diebold Nixdorf Inc.	392,383	29,601
	Adeia Inc.	1,223,593	29,403
*	Varonis Systems Inc.	1,309,815	28,122
*	Teradata Corp.	1,041,300	26,689
*	Photronics Inc.	659,766	26,661
*	Braze Inc. Class A	1,094,699	25,846
	Vishay Intertechnology Inc.	1,376,616	24,779
*	NetScout Systems Inc.	766,096	24,354
*,1	Cleanspark Inc.	2,861,281	24,349
*	Knowles Corp.	946,809	24,314
*	Alarm.com Holdings Inc.	557,130	24,062
	Bel Fuse Inc. Class B	121,207	23,997
*	DXC Technology Co.	1,892,234	23,785
*	Ambarella Inc.	457,552	23,552
*	SPS Commerce Inc.	421,735	23,478
*	ACM Research Inc. Class A	595,356	23,427
*	Insight Enterprises Inc.	345,776	23,170
*,1	Veeco Instruments Inc.	673,531	22,806
*	Extreme Networks Inc.	1,501,063	22,636
	Crane NXT Co.	552,857	22,440
	Benchmark Electronics Inc.	398,948	22,365
*	Tenable Holdings Inc.	1,320,938	22,344
*	Onestream Inc. Class A	928,913	22,294
	ePlus Inc.	291,462	21,933
*	BlackLine Inc.	559,400	20,698
*	Digi International Inc.	420,779	20,282
*	Agilysys Inc.	284,433	20,235
*	Rogers Corp.	187,162	20,088
*	Navitas Semiconductor Corp. Class A	2,216,426	19,438
*	LiveRamp Holdings Inc.	706,200	18,728
*	Freshworks Inc. Class A	2,315,032	18,590
*	ASGN Inc.	477,548	18,486
	A10 Networks Inc.	796,671	18,419
*	Ichor Holdings Ltd.	384,774	17,934
*	nCino Inc.	1,166,750	17,478
*,1	BigBear.ai Holdings Inc.	4,862,984	17,118
*	Arlo Technologies Inc.	1,184,868	16,861
*	Intapp Inc.	619,905	15,925
*	Cohu Inc.	519,349	15,902
*	NextNav Inc.	990,904	15,874
*	MaxLinear Inc. Class A	908,127	15,792
	Napco Security Technologies Inc.	398,169	15,684
	CTS Corp.	324,567	15,501
*	Blackbaud Inc.	399,139	15,411
*	AvePoint Inc.	1,566,820	14,900
*,1	Quantum Computing Inc.	2,133,006	14,611
*,1	Alkami Technology Inc.	877,922	13,757
*	Five9 Inc.	873,302	13,248
*	Ouster Inc.	672,128	12,347
*	Progress Software Corp.	469,471	12,042
*	Aehr Test Systems	323,779	12,006
*	C3.ai Inc. Class A	1,404,690	11,827
*	PDF Solutions Inc.	356,929	11,675
*,1	Lightwave Logic Inc.	1,620,929	11,395
*	Harmonic Inc.	1,256,873	11,287
*	Appian Corp. Class A	449,391	10,835

		Shares	Market Value ($000)
*,1	SailPoint Inc.	814,894	10,789
*	ADTRAN Holdings Inc.	826,560	10,398
*	Vertex Inc. Class A	825,461	9,815
*	NCR Voyix Corp.	1,549,524	9,808
*	Evolv Technologies Holdings Inc.	1,562,081	9,451
*	Penguin Solutions Inc.	535,270	9,421
*	Daktronics Inc.	465,304	9,097
*	SkyWater Technology Inc.	316,101	8,664
*,1	Sprinklr Inc. Class A	1,387,186	8,323
*,1	Netskope Inc. Class A	955,226	8,110
*	ScanSource Inc.	222,324	8,070
*	Porch Group Inc.	1,115,279	7,997
	PC Connection Inc.	127,447	7,451
*,1	indie Semiconductor Inc. Class A	2,300,011	7,406
*	Eastman Kodak Co.	803,201	7,269
*	Amplitude Inc. Class A	1,065,683	7,268
*	NETGEAR Inc.	319,498	6,978
*	Mitek Systems Inc.	505,504	6,824
*	Asana Inc. Class A	1,029,004	6,586
*	Kimball Electronics Inc.	270,699	6,413
*	PagerDuty Inc.	1,017,306	6,317
*	Arteris Inc.	373,535	6,141
*	PAR Technology Corp.	460,553	6,139
*	Alpha & Omega Semiconductor Ltd.	276,711	6,132
*	SEMrush Holdings Inc. Class A	512,084	6,114
*	Vishay Precision Group Inc.	139,322	6,049
*	LightPath Technologies Inc. Class A	581,079	5,828
*	CEVA Inc.	305,305	5,703
*,1	Wolfspeed Inc.	316,484	5,165
*	Red Violet Inc.	148,541	5,140
*	Consensus Cloud Solutions Inc.	211,882	5,030
*	Daily Journal Corp.	10,275	4,956
*	I3 Verticals Inc. Class A	220,674	4,934
*,1	Bit Digital Inc.	3,647,249	4,778
*,1	Unusual Machines Inc.	376,783	4,672
*	Kopin Corp.	2,070,272	4,658
	OneSpan Inc.	428,187	4,509
*	Blend Labs Inc. Class A	2,585,752	4,396
*	Grid Dynamics Holdings Inc.	761,971	4,343
*	Powerfleet Inc.	1,373,869	4,232
*	Ooma Inc.	284,426	4,138
*,1	Aeva Technologies Inc.	311,859	4,104
*	N-able Inc.	850,224	3,971
*	Rapid7 Inc.	669,626	3,690
	Climb Global Solutions Inc.	185,952	3,686
	NVE Corp.	55,491	3,635
*	Yext Inc.	934,827	3,590
*,1	TSS Inc.	269,959	3,512
*	Weave Communications Inc.	758,683	3,505
*	Digital Turbine Inc.	1,211,476	3,489
*	Sprout Social Inc. Class A	605,168	3,449
	Hackett Group Inc.	263,239	3,425
*	Frequency Electronics Inc.	76,937	3,405
*	ON24 Inc.	416,579	3,374
*	Clearfield Inc.	125,592	3,324
*,1	Forward Industries Inc.	740,649	3,281
*	BK Technologies Corp.	42,155	3,146
*	Cerence Inc.	494,767	3,122
*	SmartRent Inc. Class A	2,046,147	3,069
*	Aviat Networks Inc.	132,708	3,001
*	Corsair Gaming Inc.	527,522	2,928
*	Xperi Inc.	518,970	2,906
*	8x8 Inc.	1,574,099	2,613
*	Telos Corp.	604,932	2,535
	Bel Fuse Inc. Class A	13,510	2,435
*,1	M-Tron Industries Inc.	35,692	2,386
*,1	Datavault AI Inc. (XNCM)	3,688,330	2,280
*	Backblaze Inc. Class A	650,588	2,245
*,1	EverCommerce Inc.	195,660	2,236
*,1	MicroVision Inc.	3,466,992	2,223

		Shares	Market Value ($000)
	Methode Electronics Inc.	400,236	2,209
*	Ribbon Communications Inc.	1,006,513	2,134
*	Viant Technology Inc. Class A	185,917	2,082
*	Commerce.com Inc.	760,866	2,032
*	Ambiq Micro Inc.	78,563	1,996
*	Lantronix Inc.	375,841	1,969
*	908 Devices Inc.	310,932	1,903
*,1	Via Transportation Inc. Class A	122,159	1,832
*	One Stop Systems Inc.	240,638	1,822
*	Everspin Technologies Inc.	206,552	1,816
*	inTEST Corp.	131,153	1,790
*,1	Brand Engagement Network Inc.	46,990	1,781
*	Veritone Inc.	901,357	1,776
[1]	Xerox Holdings Corp.	1,352,385	1,745
*	Rimini Street Inc.	520,594	1,708
*,1	Vuzix Corp.	739,338	1,708
*	GSI Technology Inc.	330,625	1,699
*,1	Tucows Inc. Class A	98,737	1,694
	Immersion Corp.	310,133	1,693
*,1	Aeluma Inc.	128,433	1,681
*	QuickLogic Corp.	176,737	1,658
*	Intellicheck Inc.	230,093	1,608
*,1	Virtuix Holdings Inc. Class A	230,025	1,557
*	Unisys Corp.	745,923	1,544
*	Turtle Beach Corp.	150,999	1,531
	Richardson Electronics Ltd.	138,694	1,519
*	eGain Corp.	189,831	1,498
	Information Services Group Inc.	381,738	1,466
*,1	Atomera Inc.	367,974	1,402
*	Amtech Systems Inc.	119,940	1,401
*	American Bitcoin Corp. Class A	1,488,345	1,376
*	KVH Industries Inc.	151,359	1,356
*,1	Whitefiber Inc.	113,409	1,351
*	Inseego Corp.	120,360	1,338
*	Rekor Systems Inc.	1,618,032	1,327
*,1	TON Strategy Co.	511,344	1,263
*,1	Blaize Holdings Inc.	670,307	1,220
*	Domo Inc. Class B	391,626	1,198
*	Crexendo Inc.	194,029	1,197
*	Kaltura Inc.	979,796	1,195
*,1	Rackspace Technology Inc.	1,119,631	1,097
	ReposiTrak Inc.	144,091	1,095
*	Duos Technologies Group Inc.	159,664	1,095
*	Comtech Telecommunications Corp.	316,642	1,051
*	RF Industries Ltd.	101,978	1,051
*	CS Disco Inc.	274,658	1,049
*,1	Digimarc Corp.	206,800	1,015
*	CPI Card Group Inc.	69,513	1,009
*	Genasys Inc.	477,594	869
*	AEye Inc.	478,424	866
*	Identiv Inc.	223,317	826
*,1	XTI Aerospace Inc.	376,894	780
*	AstroNova Inc.	80,611	741
*,1	Quantum Corp.	153,251	728
*	Silvaco Group Inc.	99,330	703
*	SoundThinking Inc.	104,739	693
*	Airgain Inc.	125,836	692
*	WM Technology Inc.	1,001,029	659
	CSP Inc.	73,038	632
*	Research Solutions Inc.	262,279	593
*,1	Wrap Technologies Inc.	382,485	589
*,1	Gloo Holdings Inc. Class A	122,245	588
*	AudioEye Inc.	90,869	579
*,1	GCT Semiconductor Holding Inc.	506,446	577
*	Sono-Tek Corp.	138,988	564
*	CPS Technologies Corp.	150,079	561
	BTCS Inc.	400,316	556
*,1	Datacentrex Inc.	258,123	555
*	Expensify Inc. Class A	612,728	533
*	Coda Octopus Group Inc.	47,124	532

		Shares	Market Value ($000)
*	Optical Cable Corp.	63,969	528
*	VirnetX Holding Corp.	37,232	516
*	AmpliTech Group Inc.	271,266	515
*,1	Airship AI Holdings Inc.	224,595	508
*,1	Syntec Optics Holdings Inc.	68,712	483
*	Castellum Inc.	770,115	454
*,1	Tao Synergies Inc.	79,369	452
*	WidePoint Corp.	89,746	448
*,1	Soluna Holdings Inc.	626,854	443
*	NetSol Technologies Inc.	123,295	418
*,1	NextTrip Inc.	127,318	414
*,1	Exodus Movement Inc. Class A	63,062	410
*,1	Phunware Inc.	226,938	402
	Franklin Wireless Corp.	100,924	385
*	Ascent Solar Technologies Inc.	88,972	351
*,1	LivePerson Inc.	131,982	337
*,1	Mobix Labs Inc.	998,394	334
*	Acorn Energy Inc.	18,242	310
*,1	Pixelworks Inc.	56,697	306
*	Trio-Tech International	52,000	301
*	TransAct Technologies Inc.	89,669	295
*	Key Tronic Corp.	107,495	293
*,1	AMC Robotics Corp.	53,440	292
*	LGL Group Inc.	41,911	291
*	CVD Equipment Corp.	69,180	286
*	ACCESS Newswire Inc.	30,908	274
*,1	Realloys Inc.	26,996	263
*,1	reAlpha Tech Corp.	1,052,959	256
*	Research Frontiers Inc.	282,644	255
*	Inuvo Inc.	119,940	248
*	Intellinetics Inc.	33,201	247
*,1	Banzai International Inc. Class A	253,251	241
*	Data I/O Corp.	90,616	229
*	Ideal Power Inc.	72,569	205
*	Upland Software Inc.	284,175	189
*	Neonode Inc.	134,812	189
*	Aware Inc.	147,059	184
	Network-1 Technologies Inc.	109,893	158
*	Electro-Sensors Inc.	35,327	158
*,1	Alpha Modus Holdings Inc.	427,190	157
*	authID Inc.	114,396	149
[1]	Universal Safety Products Inc.	26,745	147
*,1	T3 Defense Inc.	198,345	142
*	Intrusion Inc.	166,371	137
*,1	Greenidge Generation Holdings Inc. Class A	121,582	134
*,1	Fusemachines Inc.	140,187	133
*	Smith Micro Software Inc.	169,727	122
*	Nortech Systems Inc.	9,660	118
*,1	CYNGN Inc.	69,653	116
*	Interlink Electronics Inc.	35,531	104
*,1	CISO Global Inc.	297,978	103
*	Cloudastructure Inc. Class A	168,552	103
*,1	Veea Inc.	175,631	93
*,1	Peraso Inc.	90,838	92
*	Corvex Inc.	6,151	85
*	Glimpse Group Inc.	163,384	84
*	T Stamp Inc. Class A	34,863	83
*	MultiSensor AI Holdings Inc.	322,152	74
*	VerifyMe Inc.	81,394	66
*	Bridgeline Digital Inc.	76,110	61
*,1	Myseum Inc.	32,906	52
*,1	Astrotech Corp.	9,205	48
*	Socket Mobile Inc.	46,130	40
*	Foxx Development Holdings Inc.	8,313	40
*	Data Storage Corp.	8,165	32
*,1	Cemtrex Inc.	43,249	27
*,1	CXApp Inc.	115,945	21
*,2	SRAX Inc.	284,252	20
*	DNA X Inc.	4,892	20
*,1	Bio-key International Inc.	34,846	18

		Shares	Market Value ($000)
*	ClearOne Inc.	5,258	18
*	TaoWeave Inc.	10,822	17
*,1,2	Marin Software Inc.	30,216	15
*	Ainos Inc.	9,281	13
*,1	Mawson Infrastructure Group Inc.	6,447	13
*	LM Funding America Inc.	48,272	12
*	CID Holdco Inc.	71,789	12
*	Focus Universal Inc.	2,791	10
*,1	Iveda Solutions Inc.	31,388	8
*	Sobr Safe Inc.	10,363	5
	BlockchAIn Digital Infrastructure Inc.	4,245	4
*,2	Pivotal Software Inc.	1,233,865	—
*,1,2	Datavault AI Inc.	44,918	—
			13,372,223
Materials (4.8%)
*	Amrize Ltd.	5,749,203	322,070
	Royal Gold Inc.	905,491	230,438
*	Coeur Mining Inc.	11,565,540	217,085
	Alcoa Corp.	2,894,228	191,974
	Reliance Inc.	584,147	177,534
	RPM International Inc.	1,431,387	142,280
	Hecla Mining Co.	7,489,733	139,534
	Solstice Advanced Materials Inc.	1,774,554	135,150
	Crown Holdings Inc.	1,252,799	125,593
	Eastman Chemical Co.	1,274,850	97,297
	AptarGroup Inc.	719,708	90,698
	Element Solutions Inc.	2,543,079	86,821
	Celanese Corp.	1,224,462	80,533
	Commercial Metals Co.	1,239,598	76,149
*,1	MP Materials Corp.	1,504,666	72,615
	Sealed Air Corp.	1,646,382	69,230
	Eagle Materials Inc.	351,651	66,620
*	Axalta Coating Systems Ltd.	2,386,105	66,095
	Balchem Corp.	361,937	61,341
	Sonoco Products Co.	1,102,866	59,654
	NewMarket Corp.	87,175	55,875
	Warrior Met Coal Inc.	587,528	54,728
*	Cleveland-Cliffs Inc.	6,377,426	53,889
*	Knife River Corp.	633,248	51,705
	Louisiana-Pacific Corp.	708,719	51,559
	Cabot Corp.	583,885	43,972
	Westlake Corp.	372,810	43,552
	Sensient Technologies Corp.	474,997	41,059
*	Perimeter Solutions Inc.	1,568,098	38,293
	Silgan Holdings Inc.	980,653	38,049
	Olin Corp.	1,270,728	37,779
	HB Fuller Co.	607,207	37,453
	Avient Corp.	1,021,874	37,094
	Chemours Co.	1,676,716	36,938
	Hawkins Inc.	233,444	35,857
*	Century Aluminum Co.	594,121	34,869
	Materion Corp.	231,457	33,480
	Graphic Packaging Holding Co.	3,303,634	32,838
	Scotts Miracle-Gro Co.	498,752	30,329
*,1	USA Rare Earth Inc.	1,921,153	29,077
*	Ingevity Corp.	400,803	28,549
	Ashland Inc.	511,185	28,427
*,1	Hycroft Mining Holding Corp. Class A	761,187	26,794
*	Alpha Metallurgical Resources Inc.	120,759	24,788
	Minerals Technologies Inc.	347,143	24,619
	Huntsman Corp.	1,822,888	24,263
	FMC Corp.	1,399,616	24,101
	Kaiser Aluminum Corp.	179,220	21,598
	Innospec Inc.	276,807	20,212
	Greif Inc. Class A	297,758	19,971
	Quaker Chemical Corp.	152,498	18,945
*	O-I Glass Inc.	1,702,603	17,894
*	Ecovyst Inc.	1,274,554	16,391
	Sylvamo Corp.	370,261	15,640

		Shares	Market Value ($000)
	United States Lime & Minerals Inc.	117,939	15,404
*	Ivanhoe Electric Inc.	1,192,559	14,096
	Tronox Holdings plc	1,330,843	13,002
	TriMas Corp.	358,572	12,887
	Stepan Co.	238,967	11,944
*,1	United States Antimony Corp.	1,332,148	11,630
*,1	McEwen Inc.	556,210	11,358
	Ryerson Holding Corp.	493,778	11,100
	Worthington Steel Inc.	362,383	10,998
*	LSB Industries Inc.	608,774	9,071
*	Compass Minerals International Inc.	387,942	9,058
	Myers Industries Inc.	422,627	8,951
	Koppers Holdings Inc.	221,827	8,580
*	Rayonier Advanced Materials Inc.	751,148	8,315
*,1	PureCycle Technologies Inc.	1,594,484	8,275
	AdvanSix Inc.	301,401	7,354
*	Metallus Inc.	403,152	6,587
*	Ramaco Resources Inc. Class A	425,862	6,584
	SunCoke Energy Inc.	949,678	6,182
*	Dakota Gold Corp.	1,144,917	5,782
*,1	ASP Isotopes Inc.	1,250,252	5,526
	Mativ Holdings Inc.	619,923	5,393
*	Idaho Strategic Resources Inc.	163,433	5,249
*	Contango Silver & Gold Inc.	274,860	5,154
*	Intrepid Potash Inc.	115,889	4,957
	Orion SA	662,939	4,309
*	Alto Ingredients Inc.	873,251	4,227
*,1	American Battery Technology Co.	1,466,333	4,091
*	Magnera Corp.	386,756	3,678
	Greif Inc. Class B	33,030	2,891
*	Tredegar Corp.	335,638	2,668
*	Aspen Aerogels Inc.	776,529	2,656
*	Flotek Industries Inc.	152,081	2,581
*	Clearwater Paper Corp.	176,632	2,540
*,1	US Gold Corp.	164,299	2,496
*	Core Molding Technologies Inc.	84,819	1,900
*	Gold Resource Corp.	1,529,095	1,835
*,1	Eightco Holdings Inc.	1,863,662	1,737
*	Ranpak Holdings Corp. Class A	454,867	1,624
*	Smith-Midland Corp.	49,771	1,619
	Kronos Worldwide Inc.	245,687	1,614
	Friedman Industries Inc.	74,300	1,317
*	Paramount Gold Nevada Corp.	784,979	1,303
	Ramaco Resources Inc. Class B	127,692	1,302
*	Ascent Industries Co.	71,759	955
*	Arq Inc.	340,866	873
*	Ampco-Pittsburgh Corp.	126,276	849
*	Solitario Resources Corp.	958,425	786
*	American Vanguard Corp.	307,616	766
	Mercer International Inc.	477,644	678
	Northern Technologies International Corp.	81,769	674
*	5E Advanced Materials Inc.	316,093	443
*	Loop Industries Inc.	228,410	327
*,1	US Goldmining Inc.	24,644	287
*	Solesence Inc.	205,663	195
*	Origin Materials Inc.	45,892	105
*,1	Inno Holdings Inc.	49,292	45
*	Adapti Inc.	2,497	2
*,1,2	American Infrastructure Corp.	147,171	1
*,2	Novusterra Inc.	68,679	—
*,1,2	ReElement Technologies Corp.	274,719	—
			3,916,109
Real Estate (5.3%)
	WP Carey Inc.	2,447,859	166,356
	Sun Communities Inc.	1,298,747	163,590
*	Jones Lang LaSalle Inc.	527,416	160,503
	Omega Healthcare Investors Inc.	3,303,387	144,754
	Gaming & Leisure Properties Inc.	3,162,584	140,324
	Equity LifeStyle Properties Inc.	2,166,516	135,234

		Shares	Market Value ($000)
	Lamar Advertising Co. Class A	970,249	122,892
	EastGroup Properties Inc.	594,867	110,104
	American Homes 4 Rent Class A	3,646,310	101,805
	Agree Realty Corp.	1,339,371	100,962
	Brixmor Property Group Inc.	3,425,691	98,660
	American Healthcare REIT Inc.	1,981,868	93,465
	CubeSmart	2,549,626	93,444
	CareTrust REIT Inc.	2,497,480	91,533
	NNN REIT Inc.	2,121,939	89,185
	First Industrial Realty Trust Inc.	1,480,997	85,676
	Rexford Industrial Realty Inc.	2,573,770	84,239
*	Zillow Group Inc. Class C	2,000,135	82,766
	STAG Industrial Inc.	2,135,016	76,989
	Terreno Realty Corp.	1,164,552	71,527
	Essential Properties Realty Trust Inc.	2,344,626	71,183
	Healthcare Realty Trust Inc. Class A	3,898,382	66,233
	Ryman Hospitality Properties Inc.	703,812	64,941
	Rayonier Inc.	3,108,047	64,088
	Kite Realty Group Trust	2,420,059	59,412
	Sabra Health Care REIT Inc.	2,819,337	54,216
	Macerich Co.	2,860,225	54,058
	Phillips Edison & Co. Inc.	1,404,160	52,544
*	Compass Inc. Class A	6,947,447	50,786
	Millrose Properties Inc.	1,722,113	48,219
	Vornado Realty Trust	1,789,182	46,501
	Tanger Inc.	1,286,720	43,723
	Outfront Media Inc.	1,625,905	43,086
	National Health Investors Inc.	531,407	42,970
	EPR Properties	851,072	42,520
	Cousins Properties Inc.	1,875,789	42,337
*	Opendoor Technologies Inc.	8,956,268	41,915
	Independence Realty Trust Inc.	2,645,040	39,385
	Broadstone Net Lease Inc.	2,110,438	38,558
	COPT Defense Properties	1,259,698	38,547
	Americold Realty Trust Inc.	3,178,274	36,423
	Kilroy Realty Corp.	1,216,533	34,318
*	Cushman & Wakefield Ltd.	2,583,958	31,679
	LXP Industrial Trust	660,401	30,550
	National Storage Affiliates Trust	788,985	29,776
	SL Green Realty Corp.	794,055	29,332
	Four Corners Property Trust Inc.	1,224,279	28,954
	Apple Hospitality REIT Inc.	2,453,428	28,239
	Urban Edge Properties	1,403,612	28,044
	Curbline Properties Corp.	1,083,814	27,952
	Acadia Realty Trust	1,460,396	27,923
	St. Joe Co.	443,948	27,880
	Newmark Group Inc. Class A	1,783,123	26,729
	InvenTrust Properties Corp.	867,400	26,421
	Highwoods Properties Inc.	1,227,342	26,277
[1]	Medical Properties Trust Inc.	5,506,052	25,493
	Park Hotels & Resorts Inc.	2,236,638	23,552
*	Howard Hughes Holdings Inc.	342,627	21,675
	DiamondRock Hospitality Co.	2,278,821	21,353
	Lineage Inc.	637,955	20,899
	Global Net Lease Inc.	2,201,889	20,610
[1]	NETSTREIT Corp.	1,082,978	20,392
*,1	Zillow Group Inc. Class A	485,587	20,098
	LTC Properties Inc.	530,588	19,717
	Getty Realty Corp.	614,854	19,552
	Sunstone Hotel Investors Inc.	2,118,667	19,089
[1]	Smartstop Self Storage REIT Inc.	620,075	18,776
	Douglas Emmett Inc.	1,875,201	17,664
	Veris Residential Inc.	905,692	17,090
	Diversified Healthcare Trust	2,428,103	16,123
	Pebblebrook Hotel Trust	1,265,345	15,981
	Xenia Hotels & Resorts Inc.	1,055,323	15,650
	Innovative Industrial Properties Inc.	311,368	15,618
	Sila Realty Trust Inc.	614,963	14,562
	Kennedy-Wilson Holdings Inc.	1,342,935	14,531
	UMH Properties Inc.	901,549	13,009

		Shares	Market Value ($000)
	RLJ Lodging Trust	1,654,491	12,276
	Centerspace	186,428	10,710
	Easterly Government Properties Inc. Class A	485,322	10,400
	American Assets Trust Inc.	534,512	9,840
	JBG SMITH Properties	664,403	9,707
*	Piedmont Realty Trust Inc.	1,392,405	9,148
	Whitestone REIT	504,978	8,155
	Empire State Realty Trust Inc. Class A	1,541,089	8,014
	Peakstone Realty Trust	376,003	7,855
	Marcus & Millichap Inc.	269,037	7,154
	Safehold Inc.	519,890	7,034
	CBL & Associates Properties Inc.	171,394	6,587
	NexPoint Residential Trust Inc.	257,537	6,438
	CTO Realty Growth Inc.	333,022	6,158
	Gladstone Commercial Corp.	532,483	6,086
	eXp World Holdings Inc.	1,004,183	6,015
	Universal Health Realty Income Trust	143,832	5,821
	Alexander's Inc.	24,399	5,763
*	Tejon Ranch Co.	285,238	5,374
	Brandywine Realty Trust	1,979,356	5,364
	Summit Hotel Properties Inc.	1,210,628	5,351
*	Forestar Group Inc.	216,616	5,294
	Farmland Partners Inc.	453,966	5,098
	AH Realty Trust Inc.	909,537	5,002
	Postal Realty Trust Inc. Class A	268,797	4,989
	Saul Centers Inc.	143,085	4,662
	Chiron Real Estate Inc.	139,724	4,622
	Community Healthcare Trust Inc.	285,906	4,543
	Chatham Lodging Trust	541,911	4,265
	One Liberty Properties Inc.	186,578	4,004
	Gladstone Land Corp.	381,490	3,891
	Industrial Logistics Properties Trust	671,966	3,817
	FrontView REIT Inc.	244,053	3,775
*	Hudson Pacific Properties Inc.	615,884	3,640
	SITE Centers Corp.	607,552	3,281
*	FRP Holdings Inc.	136,916	2,996
	RMR Group Inc. Class A	184,780	2,859
	Alpine Income Property Trust Inc.	151,351	2,724
[1]	Service Properties Trust	1,727,531	2,341
*	Stratus Properties Inc.	72,255	2,205
	NexPoint Diversified Real Estate Trust	460,547	2,151
	NET Lease Office Properties	176,742	2,036
*	Seaport Entertainment Group Inc.	85,375	1,834
	BRT Apartments Corp.	134,525	1,795
	Braemar Hotels & Resorts Inc.	648,926	1,531
	Modiv Industrial Inc. Class C	104,831	1,501
*	Maui Land & Pineapple Co. Inc.	94,521	1,455
*	Seritage Growth Properties Class A	506,851	1,424
*	Douglas Elliman Inc.	837,680	1,374
*	RE/MAX Holdings Inc. Class A	227,805	1,312
*,1	Janus Living Inc. Class A	52,476	1,237
	Orion Properties Inc.	544,513	1,171
*	Star Holdings	132,584	1,004
*	AMREP Corp.	34,679	975
	Strawberry Fields REIT Inc.	79,049	941
*	Altisource Portfolio Solutions SA	122,426	780
*	Alset Inc.	423,453	779
*	Comstock Holding Cos. Inc. Class A	38,644	732
	Franklin Street Properties Corp.	921,447	612
*,1	Fermi Inc.	103,010	602
	Global Self Storage Inc.	117,179	599
	Clipper Realty Inc.	154,579	467
	Bluerock Homes Trust Inc.	37,763	429
*	Transcontinental Realty Investors Inc.	12,262	428
*	JW Mays Inc.	6,338	254
*	American Realty Investors Inc.	13,305	206
*,1	InterGroup Corp.	5,403	203
*	Offerpad Solutions Inc.	294,810	193
*	Ashford Hospitality Trust Inc.	60,491	166
*	American Strategic Investment Co. Class A	18,047	154

		Shares	Market Value ($000)
*	CKX Lands Inc.	11,020	114
*	Fathom Holdings Inc.	181,532	96
	Medalist Diversified Inc.	5,396	61
*	Mackenzie Realty Capital Inc.	16,975	60
	InnSuites Hospitality Trust	35,317	36
*,1	Avalon GloboCare Corp.	57,325	30
*,1	New Concept Energy Inc.	33,021	27
*	Power REIT	18,919	16
*,1	Presidio Property Trust Inc. Class A	6,645	15
*	Generation Income Properties Inc.	50,741	13
*	Creative Media & Community Trust Corp.	141	—
			4,313,232
Utilities (2.1%)
*	Talen Energy Corp.	510,475	162,959
	Essential Utilities Inc.	3,163,325	127,387
	OGE Energy Corp.	2,295,810	110,107
	National Fuel Gas Co.	1,062,141	99,799
	UGI Corp.	2,399,012	87,372
	IDACORP Inc.	604,143	86,374
	Ormat Technologies Inc.	678,683	75,958
*,1	Oklo Inc. Class A	1,379,086	68,389
	Portland General Electric Co.	1,257,338	66,350
	TXNM Energy Inc.	1,094,845	64,005
	Southwest Gas Holdings Inc.	718,005	62,395
	New Jersey Resources Corp.	1,127,592	61,927
	Spire Inc.	660,431	59,795
	Black Hills Corp.	844,567	58,621
	ONE Gas Inc.	670,063	57,712
	MDU Resources Group Inc.	2,285,609	47,358
	Northwestern Energy Group Inc.	686,303	45,255
	Otter Tail Corp.	467,351	41,019
	Clearway Energy Inc. Class C	959,044	37,681
	Avista Corp.	908,470	36,466
	Chesapeake Utilities Corp.	263,753	33,330
	American States Water Co.	430,568	32,559
	MGE Energy Inc.	406,944	31,453
	California Water Service Group	663,276	30,073
*	Hawaiian Electric Industries Inc.	1,924,070	28,553
	Northwest Natural Holding Co.	462,732	24,627
	H2O America	415,914	24,402
	Clearway Energy Inc. Class A	389,705	15,265
	Middlesex Water Co.	207,971	10,825
	Unitil Corp.	200,537	10,476
*	Hallador Energy Co.	425,428	6,926
	Consolidated Water Co. Ltd.	169,684	5,620
	York Water Co.	164,357	5,005
	Artesian Resources Corp. Class A	104,099	3,316
	Genie Energy Ltd. Class B	227,161	3,212
*	Cadiz Inc.	625,944	3,073
*	Pure Cycle Corp.	278,827	2,805
	RGC Resources Inc.	99,503	2,194
	Global Water Resources Inc.	147,387	1,119
*	Montauk Renewables Inc.	711,913	819
*	Spruce Power Holding Corp.	193,214	792
			1,733,373
Total Common Stocks (Cost $73,470,474)			81,393,531
Preferred Stocks (0.0%)
*,2	ClearOne Inc. Preference Shares	7,653	2
[2]	BTCS Inc. Preference Shares	87,854	—
*,1,2	Nutriband Inc. Preference Shares	13,085	—
Total Preferred Stocks (Cost $2)			2
Rights (0.0%)
*,2	Korro Bio Inc. CVR	448,505	879
*,2	Tobira Therapeutics Inc. CVR Exp. 12/31/2028	87,894	398
*,2	Sanofi Aatd Inc. CVR	396,851	257
*,2	Spectrum Pharmaceuticals Inc. CVR	2,524,293	206
*,2	Adverum Biotechnologies Inc. CVR	172,523	138

			Shares	Market Value ($000)
*,2		Enliven Therapeutics Inc. CVR	140,767	127
*		M-Tron Industries Inc. Exp. 4/15/2026	35,692	75
*,2		Coherus BioSciences Inc. CVR	579,706	54
*,2		Gyre Therapeutics Inc. CVR	475,977	48
*,1,2		FG Nexus Inc. CVR	8,339	45
*,2		Chinook Therapeutics Inc. CVR	150,581	28
*,1,2		Sonnet BioTherapeutics Inc. CVR	62,649	26
*		Ligand Pharmaceuticals Inc. General CVR	395,811	22
*,2		Landos Biopharma Inc. CVR	8,191	21
*,1,2		Oncternal Therapeutics Inc. CVR	19,268	20
*,2		Qualigen Therapeutics Inc. CVR	91,096	6
*,1,2		BlackBox Inc. CVR	26,996	6
*,2		F-star Therapeutics Inc. CVR	81,676	6
*,2		Q32 Bio Inc. CVR	535,943	5
*,2		Alexza Pharmaceuticals Inc. CVR	128,704	4
*,1,2		Seelos Therapeutics Inc. CVR	5,736	3
*,2		Dianthus Therapeutics Inc. CVR	545,859	3
*,2		Ocuphire Pharma Inc. CVR	13,673	2
*		Ligand Pharmaceuticals Inc. Glucagon CVR	395,811	1
*		Ligand Pharmaceuticals Inc. Roche CVR	395,811	1
*,1,2		TransCode Therapeutics Inc. CVR	6,545	1
*,2		Ambit Biosciences Corp. CVR	22,388	—
*,2		MetaVia Inc. CVR	5,194	—
*,2		OmniAb Inc. 12.5 Earnout	83,004	—
*,2		OmniAb Inc. 15 Earnout	83,004	—
*,2		Carisma Therapeutics Inc. CVR	2,671,362	—
*,2		Chinook Therapeutics Inc. CVR (OOTC)	59	—
*,1,2		Spyre Therapeutics Inc. CVR	632,341	—
*,2		Miromatrix Medical Inc. CVR	280,666	—
*,2		Neurogene Inc. CVR	95,916	—
*,2		Traws Pharma Inc. CVR	321,970	—
*,2		Tectonic Therapeutic Inc. CVR	44,790	—
*,1,2		Pieris Pharmaceuticals Securities Corp. CVR	11,069	—
*,2		iTeos Therapeutics Inc. CVR	124	—
*,2		Verve Therapeutics Inc. CVR	424	—
*,1,2		Hepion Pharmaceuticals Inc. CVR	979	—
*,2		Ikena Oncology Securities Corp. CVR	218,561	—
*,2		Akero Therapeutics Inc. CVR	300	—
Total Rights (Cost $2,317)				2,382
Warrants (0.0%)
*		Altisource Portfolio Solutions SA Exp. 4/30/2032	186,743	72
*,1		Altisource Portfolio Solutions SA Exp. 4/2/2029	186,743	39
*		Tempest Therapeutics Inc. Exp. 2/3/2031	35,200	—
Total Warrants (Cost $—)				111
		Coupon
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
[3,4]	Vanguard Market Liquidity Fund (Cost $1,684,139)	3.687%	16,855,328	1,685,364
Total Investments (101.9%) (Cost $75,156,932)				83,081,390
Other Assets and Liabilities—Net (-1.9%)				(1,514,710)
Net Assets (100%)				81,566,680
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,514,950.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,553,654 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2026	26	12,436	(93)
E-mini Russell 2000 Index	June 2026	779	97,850	1,231
E-mini S&P Mid-Cap 400 Index	June 2026	169	57,401	833
				1,971

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
BILL Holdings Inc.	8/31/2026	BANA	3,244	(3.640)	9	—
Chewy Inc. Class A	2/1/2027	GSI	7,787	(3.640)	572	—
Magnolia Oil & Gas Corp. Class A	8/31/2026	BANA	21,568	(3.640)	78	—
					659	—
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At March 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $546 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	81,393,494	—	37	81,393,531
Preferred Stocks	—	—	2	2
Rights	99	—	2,283	2,382
Warrants	111	—	—	111
Temporary Cash Investments	1,685,364	—	—	1,685,364
Total	83,079,068	—	2,322	83,081,390

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,064	—	—	2,064
Swap Contracts	—	659	—	659
Total	2,064	659	—	2,723
Liabilities
Futures Contracts[1]	(93)	—	—	(93)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.